Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Equity Trust
Entity Central Index Key	0001063946
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000215377
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 100 Fund
Class Name	Class A
Trading Symbol	VYCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$90	0.81%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the S&P 500® Index primarily due to allocation effects.

↑ Top contributors to performance: Stock selection within the financials, health care & industrials sectors contributed. Additionally, underweight allocations to the energy, consumer discretionary & materials sectors. Among key individual contributors were an underweight in Microsoft Corp. and overweights in Intel Corp. & Advanced Micro Devices, Inc.

↓ Top detractors from performance: By contrast, stock selection within the communication services, consumer discretionary & information technology sectors detracted. Additionally, an underweight allocation to the information technology sector and overweights in the financials & consumer staples sectors detracted. Key individual detractors included underweights in the combined shares of Alphabet Inc. as well as NVIDIA Corp. & Apple Inc.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	S&P 500® Index
2016	$9,426	$10,000	$10,000	$10,000
2017	$10,840	$11,500	$11,769	$11,747
2018	$12,042	$12,774	$13,541	$13,436
2019	$12,282	$13,029	$13,880	$13,944
2020	$12,906	$13,691	$15,471	$15,735
2021	$18,884	$20,034	$22,264	$22,079
2022	$18,756	$19,897	$21,444	$22,012
2023	$18,912	$20,063	$21,880	$22,655
2024	$23,247	$24,661	$27,915	$29,041
2025	$26,690	$28,314	$31,577	$32,968
2026	$32,720	$34,711	$40,875	$42,787

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	15.53%	10.30%	12.58%
Class A - Excluding Sales Charge	22.59%	11.62%	13.25%
Russell 3000® Index	29.45%	12.92%	15.12%
S&P 500® Index	29.78%	14.15%	15.65%

AssetsNet	$ 1,362,975,278
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 4,598,728
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,362,975,278 # of Portfolio Holdings101 Portfolio Turnover Rate38% Investment Advisory Fees Paid$4,598,728
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.1%
Common Stock	98.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	23.4%
Industrials	14.8%
Financials	14.8%
Health Care	13.9%
Consumer Discretionary	8.6%
Consumer Staples	8.2%
Communication Services	7.3%
Utilities	2.6%
Energy	2.3%
Real Estate	2.0%
Materials	0.9%
Short-Term Investments	1.1%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Micron Technology, Inc.	1.6%
Oracle Corp.	1.5%
Lam Research Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Broadcom, Inc.	1.4%
Intel Corp.	1.3%
UnitedHealth Group, Inc.	1.3%
Applied Materials, Inc.	1.3%
Alphabet, Inc. - Class C	1.2%

Material Fund Change [Text Block]
C000215373
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 100 Fund
Class Name	Class C
Trading Symbol	VYCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$148	1.33%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the S&P 500® Index primarily due to allocation effects.

↑ Top contributors to performance: Stock selection within the financials, health care & industrials sectors contributed. Additionally, underweight allocations to the energy, consumer discretionary & materials sectors. Among key individual contributors were an underweight in Microsoft Corp. and overweights in Intel Corp. & Advanced Micro Devices, Inc.

↓ Top detractors from performance: By contrast, stock selection within the communication services, consumer discretionary & information technology sectors detracted. Additionally, an underweight allocation to the information technology sector and overweights in the financials & consumer staples sectors detracted. Key individual detractors included underweights in the combined shares of Alphabet Inc. as well as NVIDIA Corp. & Apple Inc.

Line Graph [Table Text Block]
Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	S&P 500® Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$11,437	$11,437	$11,769	$11,747
2018	$12,634	$12,634	$13,541	$13,436
2019	$12,821	$12,821	$13,880	$13,944
2020	$13,399	$13,399	$15,471	$15,735
2021	$19,501	$19,501	$22,264	$22,079
2022	$19,269	$19,269	$21,444	$22,012
2023	$19,329	$19,329	$21,880	$22,655
2024	$23,632	$23,632	$27,915	$29,041
2025	$27,132	$27,132	$31,577	$32,968
2026	$33,262	$33,262	$40,875	$42,787

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	20.91%	11.03%	12.77%
Class C - Excluding Sales Charge	21.91%	11.03%	12.77%
Russell 3000® Index	29.45%	12.92%	15.12%
S&P 500® Index	29.78%	14.15%	15.65%

AssetsNet	$ 1,362,975,278
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 4,598,728
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,362,975,278 # of Portfolio Holdings101 Portfolio Turnover Rate38% Investment Advisory Fees Paid$4,598,728
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.1%
Common Stock	98.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	23.4%
Industrials	14.8%
Financials	14.8%
Health Care	13.9%
Consumer Discretionary	8.6%
Consumer Staples	8.2%
Communication Services	7.3%
Utilities	2.6%
Energy	2.3%
Real Estate	2.0%
Materials	0.9%
Short-Term Investments	1.1%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Micron Technology, Inc.	1.6%
Oracle Corp.	1.5%
Lam Research Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Broadcom, Inc.	1.4%
Intel Corp.	1.3%
UnitedHealth Group, Inc.	1.3%
Applied Materials, Inc.	1.3%
Alphabet, Inc. - Class C	1.2%

Material Fund Change [Text Block]
C000215374
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 100 Fund
Class Name	Class I
Trading Symbol	VYCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$55	0.49%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the S&P 500® Index primarily due to allocation effects.

↑ Top contributors to performance: Stock selection within the financials, health care & industrials sectors contributed. Additionally, underweight allocations to the energy, consumer discretionary & materials sectors. Among key individual contributors were an underweight in Microsoft Corp. and overweights in Intel Corp. & Advanced Micro Devices, Inc.

↓ Top detractors from performance: By contrast, stock selection within the communication services, consumer discretionary & information technology sectors detracted. Additionally, an underweight allocation to the information technology sector and overweights in the financials & consumer staples sectors detracted. Key individual detractors included underweights in the combined shares of Alphabet Inc. as well as NVIDIA Corp. & Apple Inc.

Line Graph [Table Text Block]
Table Summary
	Class I	Russell 3000® Index	S&P 500® Index
2016	$250,000	$250,000	$250,000
2017	$288,368	$294,225	$293,675
2018	$321,323	$338,535	$335,905
2019	$328,682	$346,999	$348,603
2020	$346,612	$386,765	$393,363
2021	$508,982	$556,593	$551,967
2022	$507,097	$536,110	$550,311
2023	$512,978	$546,994	$566,381
2024	$632,475	$697,871	$726,024
2025	$728,414	$789,420	$824,204
2026	$895,847	$1,021,866	$1,069,664

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	22.99%	11.97%	13.61%
Russell 3000® Index	29.45%	12.92%	15.12%
S&P 500® Index	29.78%	14.15%	15.65%

AssetsNet	$ 1,362,975,278
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 4,598,728
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,362,975,278 # of Portfolio Holdings101 Portfolio Turnover Rate38% Investment Advisory Fees Paid$4,598,728
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.1%
Common Stock	98.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	23.4%
Industrials	14.8%
Financials	14.8%
Health Care	13.9%
Consumer Discretionary	8.6%
Consumer Staples	8.2%
Communication Services	7.3%
Utilities	2.6%
Energy	2.3%
Real Estate	2.0%
Materials	0.9%
Short-Term Investments	1.1%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Micron Technology, Inc.	1.6%
Oracle Corp.	1.5%
Lam Research Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Broadcom, Inc.	1.4%
Intel Corp.	1.3%
UnitedHealth Group, Inc.	1.3%
Applied Materials, Inc.	1.3%
Alphabet, Inc. - Class C	1.2%

Material Fund Change [Text Block]
C000215381
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 100 Fund
Class Name	Class R
Trading Symbol	VYCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$120	1.08%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the S&P 500® Index primarily due to allocation effects.

↑ Top contributors to performance: Stock selection within the financials, health care & industrials sectors contributed. Additionally, underweight allocations to the energy, consumer discretionary & materials sectors. Among key individual contributors were an underweight in Microsoft Corp. and overweights in Intel Corp. & Advanced Micro Devices, Inc.

↓ Top detractors from performance: By contrast, stock selection within the communication services, consumer discretionary & information technology sectors detracted. Additionally, an underweight allocation to the information technology sector and overweights in the financials & consumer staples sectors detracted. Key individual detractors included underweights in the combined shares of Alphabet Inc. as well as NVIDIA Corp. & Apple Inc.

Line Graph [Table Text Block]
Table Summary
	Class R	Russell 3000® Index	S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$11,464	$11,769	$11,747
2018	$12,697	$13,541	$13,436
2019	$12,912	$13,880	$13,944
2020	$13,528	$15,471	$15,735
2021	$19,741	$22,264	$22,079
2022	$19,548	$21,444	$22,012
2023	$19,654	$21,880	$22,655
2024	$24,102	$27,915	$29,041
2025	$27,591	$31,577	$32,968
2026	$33,735	$40,875	$42,787

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R	22.27%	11.31%	12.93%
Russell 3000® Index	29.45%	12.92%	15.12%
S&P 500® Index	29.78%	14.15%	15.65%

AssetsNet	$ 1,362,975,278
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 4,598,728
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,362,975,278 # of Portfolio Holdings101 Portfolio Turnover Rate38% Investment Advisory Fees Paid$4,598,728
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.1%
Common Stock	98.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	23.4%
Industrials	14.8%
Financials	14.8%
Health Care	13.9%
Consumer Discretionary	8.6%
Consumer Staples	8.2%
Communication Services	7.3%
Utilities	2.6%
Energy	2.3%
Real Estate	2.0%
Materials	0.9%
Short-Term Investments	1.1%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Micron Technology, Inc.	1.6%
Oracle Corp.	1.5%
Lam Research Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Broadcom, Inc.	1.4%
Intel Corp.	1.3%
UnitedHealth Group, Inc.	1.3%
Applied Materials, Inc.	1.3%
Alphabet, Inc. - Class C	1.2%

Material Fund Change [Text Block]
C000215378
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 100 Fund
Class Name	Class R6
Trading Symbol	VYCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$54	0.48%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the S&P 500® Index primarily due to allocation effects.

↑ Top contributors to performance: Stock selection within the financials, health care & industrials sectors contributed. Additionally, underweight allocations to the energy, consumer discretionary & materials sectors. Among key individual contributors were an underweight in Microsoft Corp. and overweights in Intel Corp. & Advanced Micro Devices, Inc.

↓ Top detractors from performance: By contrast, stock selection within the communication services, consumer discretionary & information technology sectors detracted. Additionally, an underweight allocation to the information technology sector and overweights in the financials & consumer staples sectors detracted. Key individual detractors included underweights in the combined shares of Alphabet Inc. as well as NVIDIA Corp. & Apple Inc.

Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 3000® Index	S&P 500® Index
2016	$1,000,000	$1,000,000	$1,000,000
2017	$1,153,591	$1,176,900	$1,174,700
2018	$1,285,542	$1,354,141	$1,343,622
2019	$1,315,787	$1,387,995	$1,394,411
2020	$1,387,705	$1,547,059	$1,573,453
2021	$2,037,567	$2,226,372	$2,207,869
2022	$2,030,172	$2,144,442	$2,201,246
2023	$2,053,723	$2,187,974	$2,265,522
2024	$2,531,682	$2,791,483	$2,904,096
2025	$2,916,113	$3,157,678	$3,296,817
2026	$3,586,978	$4,087,463	$4,278,655

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	23.01%	11.98%	13.62%
Russell 3000® Index	29.45%	12.92%	15.12%
S&P 500® Index	29.78%	14.15%	15.65%

AssetsNet	$ 1,362,975,278
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 4,598,728
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,362,975,278 # of Portfolio Holdings101 Portfolio Turnover Rate38% Investment Advisory Fees Paid$4,598,728
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.1%
Common Stock	98.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	23.4%
Industrials	14.8%
Financials	14.8%
Health Care	13.9%
Consumer Discretionary	8.6%
Consumer Staples	8.2%
Communication Services	7.3%
Utilities	2.6%
Energy	2.3%
Real Estate	2.0%
Materials	0.9%
Short-Term Investments	1.1%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Micron Technology, Inc.	1.6%
Oracle Corp.	1.5%
Lam Research Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Broadcom, Inc.	1.4%
Intel Corp.	1.3%
UnitedHealth Group, Inc.	1.3%
Applied Materials, Inc.	1.3%
Alphabet, Inc. - Class C	1.2%

Material Fund Change [Text Block]
C000215380
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 100 Fund
Class Name	Class W
Trading Symbol	VYCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$62	0.56%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the S&P 500® Index primarily due to allocation effects.

↑ Top contributors to performance: Stock selection within the financials, health care & industrials sectors contributed. Additionally, underweight allocations to the energy, consumer discretionary & materials sectors. Among key individual contributors were an underweight in Microsoft Corp. and overweights in Intel Corp. & Advanced Micro Devices, Inc.

↓ Top detractors from performance: By contrast, stock selection within the communication services, consumer discretionary & information technology sectors detracted. Additionally, an underweight allocation to the information technology sector and overweights in the financials & consumer staples sectors detracted. Key individual detractors included underweights in the combined shares of Alphabet Inc. as well as NVIDIA Corp. & Apple Inc.

Line Graph [Table Text Block]
Table Summary
	Class W	Russell 3000® Index	S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$11,526	$11,769	$11,747
2018	$12,834	$13,541	$13,436
2019	$13,122	$13,880	$13,944
2020	$13,834	$15,471	$15,735
2021	$20,302	$22,264	$22,079
2022	$20,214	$21,444	$22,012
2023	$20,432	$21,880	$22,655
2024	$25,175	$27,915	$29,041
2025	$28,969	$31,577	$32,968
2026	$35,608	$40,875	$42,787

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class W	22.92%	11.89%	13.54%
Russell 3000® Index	29.45%	12.92%	15.12%
S&P 500® Index	29.78%	14.15%	15.65%

AssetsNet	$ 1,362,975,278
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 4,598,728
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,362,975,278 # of Portfolio Holdings101 Portfolio Turnover Rate38% Investment Advisory Fees Paid$4,598,728
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.1%
Common Stock	98.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	23.4%
Industrials	14.8%
Financials	14.8%
Health Care	13.9%
Consumer Discretionary	8.6%
Consumer Staples	8.2%
Communication Services	7.3%
Utilities	2.6%
Energy	2.3%
Real Estate	2.0%
Materials	0.9%
Short-Term Investments	1.1%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Micron Technology, Inc.	1.6%
Oracle Corp.	1.5%
Lam Research Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Broadcom, Inc.	1.4%
Intel Corp.	1.3%
UnitedHealth Group, Inc.	1.3%
Applied Materials, Inc.	1.3%
Alphabet, Inc. - Class C	1.2%

Material Fund Change [Text Block]
C000215405
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class A
Trading Symbol	VYGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$121	1.10%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the MSCI World Index℠.

↑ Top contributors to performance: Sectors that contributed were information technology, industrials & healthcare. At the subindustry level, information technology was driven by technology hardware and equipment, as well as semiconductors, industrials was driven by capital goods & healthcare was driven by pharmaceuticals as well as healthcare equipment.

↓ Top detractors from performance: By contrast, the sector that detracted was real estate. At the subindustry level, real estate management and development weighed on sector performance.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg Global Aggregate Index	MSCI All Country World Index℠	MSCI World Index℠	S&P Target Risk Growth Index
2016	$9,425	$10,000	$10,000	$10,000	$10,000	$10,000
2017	$10,446	$11,083	$10,077	$11,753	$11,642	$11,171
2018	$11,386	$12,080	$10,250	$13,145	$12,989	$11,983
2019	$11,130	$11,809	$10,567	$12,975	$12,951	$12,177
2020	$11,248	$11,934	$11,158	$13,680	$13,832	$12,907
2021	$14,869	$15,776	$11,657	$19,404	$19,452	$16,118
2022	$13,404	$14,221	$10,117	$18,089	$18,514	$15,028
2023	$12,909	$13,697	$9,663	$18,243	$18,898	$15,043
2024	$14,833	$15,738	$9,738	$22,540	$23,607	$17,287
2025	$16,246	$17,237	$10,423	$25,617	$26,845	$19,018
2026	$19,626	$20,823	$10,763	$33,371	$34,224	$22,864

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	13.85%	4.47%	6.98%
Class A - Excluding Sales Charge	20.80%	5.71%	7.61%
Bloomberg Global Aggregate Index	3.26%	-1.58%	0.74%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
MSCI World Index℠	27.49%	11.96%	13.09%
S&P Target Risk Growth Index	20.22%	7.24%	8.62%

AssetsNet	$ 455,138,766
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 2,919,149
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$455,138,766 # of Portfolio Holdings319 Portfolio Turnover Rate149% Investment Advisory Fees Paid$2,919,149
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.8%
Equity-Linked Notes	0.6%
Preferred Stock	2.3%
Corporate Bonds/Notes	27.1%
Convertible Bonds/Notes	31.7%
Common Stock	32.5%

Sector Allocation

Table Summary
Value	Value
Technology	19.0%
Industrials	16.0%
Financials	15.8%
Consumer, Non-cyclical	12.2%
Consumer, Cyclical	10.9%
Communications	10.4%
Short-Term Investments	7.0%
Energy	4.2%
Basic Materials	3.5%
Utilities	2.2%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	2.2%
NVIDIA Corp.	2.1%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.3%
Knight-Swift Transportation Holdings, Inc., 1.000%, 11/15/31	1.0%
Microsoft Corp.	0.9%
Broadcom, Inc.	0.8%
Live Nation Entertainment, Inc., 2.875%, 01/15/30	0.8%
Digital Realty Trust L.P., 1.875%, 11/15/29	0.7%
Datadog, Inc., 0.000%, 12/01/29	0.7%

Material Fund Change [Text Block]
C000215404
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class C
Trading Symbol	VYGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$203	1.85%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the MSCI World Index℠.

↑ Top contributors to performance: Sectors that contributed were information technology, industrials & healthcare. At the subindustry level, information technology was driven by technology hardware and equipment, as well as semiconductors, industrials was driven by capital goods & healthcare was driven by pharmaceuticals as well as healthcare equipment.

↓ Top detractors from performance: By contrast, the sector that detracted was real estate. At the subindustry level, real estate management and development weighed on sector performance.

Line Graph [Table Text Block]
Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg Global Aggregate Index	MSCI All Country World Index℠	MSCI World Index℠	S&P Target Risk Growth Index
2016	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2017	$11,000	$11,000	$10,077	$11,753	$11,642	$11,171
2018	$11,899	$11,899	$10,250	$13,145	$12,989	$11,983
2019	$11,543	$11,543	$10,567	$12,975	$12,951	$12,177
2020	$11,578	$11,578	$11,158	$13,680	$13,832	$12,907
2021	$15,201	$15,201	$11,657	$19,404	$19,452	$16,118
2022	$13,604	$13,604	$10,117	$18,089	$18,514	$15,028
2023	$12,995	$12,995	$9,663	$18,243	$18,898	$15,043
2024	$14,835	$14,835	$9,738	$22,540	$23,607	$17,287
2025	$16,248	$16,248	$10,423	$25,617	$26,845	$19,018
2026	$19,644	$19,644	$10,763	$33,371	$34,224	$22,864

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	18.93%	4.93%	6.98%
Class C - Excluding Sales Charge	19.93%	4.93%	6.98%
Bloomberg Global Aggregate Index	3.26%	-1.58%	0.74%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
MSCI World Index℠	27.49%	11.96%	13.09%
S&P Target Risk Growth Index	20.22%	7.24%	8.62%

AssetsNet	$ 455,138,766
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 2,919,149
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$455,138,766 # of Portfolio Holdings319 Portfolio Turnover Rate149% Investment Advisory Fees Paid$2,919,149
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.8%
Equity-Linked Notes	0.6%
Preferred Stock	2.3%
Corporate Bonds/Notes	27.1%
Convertible Bonds/Notes	31.7%
Common Stock	32.5%

Sector Allocation

Table Summary
Value	Value
Technology	19.0%
Industrials	16.0%
Financials	15.8%
Consumer, Non-cyclical	12.2%
Consumer, Cyclical	10.9%
Communications	10.4%
Short-Term Investments	7.0%
Energy	4.2%
Basic Materials	3.5%
Utilities	2.2%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	2.2%
NVIDIA Corp.	2.1%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.3%
Knight-Swift Transportation Holdings, Inc., 1.000%, 11/15/31	1.0%
Microsoft Corp.	0.9%
Broadcom, Inc.	0.8%
Live Nation Entertainment, Inc., 2.875%, 01/15/30	0.8%
Digital Realty Trust L.P., 1.875%, 11/15/29	0.7%
Datadog, Inc., 0.000%, 12/01/29	0.7%

Material Fund Change [Text Block]
C000215403
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class I
Trading Symbol	VYGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the MSCI World Index℠.

↑ Top contributors to performance: Sectors that contributed were information technology, industrials & healthcare. At the subindustry level, information technology was driven by technology hardware and equipment, as well as semiconductors, industrials was driven by capital goods & healthcare was driven by pharmaceuticals as well as healthcare equipment.

↓ Top detractors from performance: By contrast, the sector that detracted was real estate. At the subindustry level, real estate management and development weighed on sector performance.

Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg Global Aggregate Index	MSCI All Country World Index℠	MSCI World Index℠	S&P Target Risk Growth Index
2016	$250,000	$250,000	$250,000	$250,000	$250,000
2017	$277,655	$251,925	$293,825	$291,050	$279,275
2018	$303,502	$256,258	$328,614	$324,724	$299,578
2019	$297,392	$264,176	$324,375	$323,783	$304,431
2020	$301,200	$278,944	$341,988	$345,800	$322,667
2021	$399,304	$291,413	$485,110	$486,299	$402,946
2022	$360,973	$252,917	$452,220	$462,859	$375,707
2023	$348,268	$241,586	$456,064	$472,440	$376,083
2024	$401,334	$243,454	$563,496	$590,169	$432,163
2025	$440,568	$260,578	$640,424	$671,120	$475,447
2026	$533,947	$269,063	$834,274	$855,598	$571,593

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	21.20%	5.98%	7.88%
Bloomberg Global Aggregate Index	3.26%	-1.58%	0.74%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
MSCI World Index℠	27.49%	11.96%	13.09%
S&P Target Risk Growth Index	20.22%	7.24%	8.62%

AssetsNet	$ 455,138,766
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 2,919,149
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$455,138,766 # of Portfolio Holdings319 Portfolio Turnover Rate149% Investment Advisory Fees Paid$2,919,149
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.8%
Equity-Linked Notes	0.6%
Preferred Stock	2.3%
Corporate Bonds/Notes	27.1%
Convertible Bonds/Notes	31.7%
Common Stock	32.5%

Sector Allocation

Table Summary
Value	Value
Technology	19.0%
Industrials	16.0%
Financials	15.8%
Consumer, Non-cyclical	12.2%
Consumer, Cyclical	10.9%
Communications	10.4%
Short-Term Investments	7.0%
Energy	4.2%
Basic Materials	3.5%
Utilities	2.2%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	2.2%
NVIDIA Corp.	2.1%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.3%
Knight-Swift Transportation Holdings, Inc., 1.000%, 11/15/31	1.0%
Microsoft Corp.	0.9%
Broadcom, Inc.	0.8%
Live Nation Entertainment, Inc., 2.875%, 01/15/30	0.8%
Digital Realty Trust L.P., 1.875%, 11/15/29	0.7%
Datadog, Inc., 0.000%, 12/01/29	0.7%

Material Fund Change [Text Block]
C000215400
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class R6
Trading Symbol	VYGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the MSCI World Index℠.

↑ Top contributors to performance: Sectors that contributed were information technology, industrials & healthcare. At the subindustry level, information technology was driven by technology hardware and equipment, as well as semiconductors, industrials was driven by capital goods & healthcare was driven by pharmaceuticals as well as healthcare equipment.

↓ Top detractors from performance: By contrast, the sector that detracted was real estate. At the subindustry level, real estate management and development weighed on sector performance.

Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg Global Aggregate Index	MSCI All Country World Index℠	MSCI World Index℠	S&P Target Risk Growth Index
9/29/2017	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2018	$1,041,609	$1,000,472	$1,060,206	$1,060,107	$1,032,862
2019	$1,017,005	$1,031,387	$1,046,530	$1,057,033	$1,049,594
2020	$1,030,689	$1,089,041	$1,103,356	$1,128,911	$1,112,465
2021	$1,365,915	$1,137,721	$1,565,111	$1,587,587	$1,389,246
2022	$1,235,610	$987,428	$1,458,997	$1,511,066	$1,295,333
2023	$1,192,445	$943,191	$1,471,398	$1,542,345	$1,296,629
2024	$1,373,642	$950,482	$1,818,006	$1,926,686	$1,489,975
2025	$1,508,595	$1,017,339	$2,066,199	$2,190,962	$1,639,208
2026	$1,828,257	$1,050,466	$2,691,619	$2,793,216	$1,970,692

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception (9/29/2017)
Class R6	21.19%	6.00%	7.21%
Bloomberg Global Aggregate Index	3.26%	-1.58%	0.57%
MSCI All Country World Index℠	30.27%	11.45%	12.08%
MSCI World Index℠	27.49%	11.96%	12.58%
S&P Target Risk Growth Index	20.22%	7.24%	8.13%

AssetsNet	$ 455,138,766
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 2,919,149
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$455,138,766 # of Portfolio Holdings319 Portfolio Turnover Rate149% Investment Advisory Fees Paid$2,919,149
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.8%
Equity-Linked Notes	0.6%
Preferred Stock	2.3%
Corporate Bonds/Notes	27.1%
Convertible Bonds/Notes	31.7%
Common Stock	32.5%

Sector Allocation

Table Summary
Value	Value
Technology	19.0%
Industrials	16.0%
Financials	15.8%
Consumer, Non-cyclical	12.2%
Consumer, Cyclical	10.9%
Communications	10.4%
Short-Term Investments	7.0%
Energy	4.2%
Basic Materials	3.5%
Utilities	2.2%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	2.2%
NVIDIA Corp.	2.1%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.3%
Knight-Swift Transportation Holdings, Inc., 1.000%, 11/15/31	1.0%
Microsoft Corp.	0.9%
Broadcom, Inc.	0.8%
Live Nation Entertainment, Inc., 2.875%, 01/15/30	0.8%
Digital Realty Trust L.P., 1.875%, 11/15/29	0.7%
Datadog, Inc., 0.000%, 12/01/29	0.7%

Material Fund Change [Text Block]
C000215401
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class W
Trading Symbol	VYGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the MSCI World Index℠.

↑ Top contributors to performance: Sectors that contributed were information technology, industrials & healthcare. At the subindustry level, information technology was driven by technology hardware and equipment, as well as semiconductors, industrials was driven by capital goods & healthcare was driven by pharmaceuticals as well as healthcare equipment.

↓ Top detractors from performance: By contrast, the sector that detracted was real estate. At the subindustry level, real estate management and development weighed on sector performance.

Line Graph [Table Text Block]
Table Summary
	Class W	Bloomberg Global Aggregate Index	MSCI All Country World Index℠	MSCI World Index℠	S&P Target Risk Growth Index
2016	$10,000	$10,000	$10,000	$10,000	$10,000
2017	$11,105	$10,077	$11,753	$11,642	$11,171
2018	$12,136	$10,250	$13,145	$12,989	$11,983
2019	$11,893	$10,567	$12,975	$12,951	$12,177
2020	$12,038	$11,158	$13,680	$13,832	$12,907
2021	$15,963	$11,657	$19,404	$19,452	$16,118
2022	$14,429	$10,117	$18,089	$18,514	$15,028
2023	$13,921	$9,663	$18,243	$18,898	$15,043
2024	$16,046	$9,738	$22,540	$23,607	$17,287
2025	$17,617	$10,423	$25,617	$26,845	$19,018
2026	$21,342	$10,763	$33,371	$34,224	$22,864

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class W	21.14%	5.98%	7.88%
Bloomberg Global Aggregate Index	3.26%	-1.58%	0.74%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
MSCI World Index℠	27.49%	11.96%	13.09%
S&P Target Risk Growth Index	20.22%	7.24%	8.62%

AssetsNet	$ 455,138,766
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 2,919,149
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$455,138,766 # of Portfolio Holdings319 Portfolio Turnover Rate149% Investment Advisory Fees Paid$2,919,149
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.8%
Equity-Linked Notes	0.6%
Preferred Stock	2.3%
Corporate Bonds/Notes	27.1%
Convertible Bonds/Notes	31.7%
Common Stock	32.5%

Sector Allocation

Table Summary
Value	Value
Technology	19.0%
Industrials	16.0%
Financials	15.8%
Consumer, Non-cyclical	12.2%
Consumer, Cyclical	10.9%
Communications	10.4%
Short-Term Investments	7.0%
Energy	4.2%
Basic Materials	3.5%
Utilities	2.2%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	2.2%
NVIDIA Corp.	2.1%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.3%
Knight-Swift Transportation Holdings, Inc., 1.000%, 11/15/31	1.0%
Microsoft Corp.	0.9%
Broadcom, Inc.	0.8%
Live Nation Entertainment, Inc., 2.875%, 01/15/30	0.8%
Digital Realty Trust L.P., 1.875%, 11/15/29	0.7%
Datadog, Inc., 0.000%, 12/01/29	0.7%

Material Fund Change [Text Block]
C000055103
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class A
Trading Symbol	IEDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 1000® Value Index primarily due to unfavorable stock selection and allocation.

↑ Top contributors to performance: Stock selection in materials, communication services & financials contributed most to performance, while an overweight to energy was also beneficial.  At the individual stock level, an overweight position in Micron Technology, Inc., not owning Berkshire Hathaway Inc., &  an overweight position in Chevron Corp. were the biggest contributors.

↓ Top detractors from performance: Conversely, stock selection in health care was the largest detractor, followed by selection in information technology & consumer staples. Allocation effects also weighed on performance, driven primarily by an underweight in information technology and a modest cash position.  Key individual detractors included a position in Kenvue, Inc., not owning Intel Corp., &  Intercontinental Exchange, Inc.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell 1000® Value Index
2016	$9,421	$10,000	$10,000	$10,000
2017	$10,970	$11,644	$11,769	$11,466
2018	$11,658	$12,374	$13,541	$12,412
2019	$11,834	$12,561	$13,880	$12,592
2020	$11,504	$12,210	$15,471	$12,385
2021	$17,102	$18,152	$22,264	$17,882
2022	$17,867	$18,965	$21,444	$18,048
2023	$17,190	$18,246	$21,880	$17,227
2024	$21,625	$22,954	$27,915	$20,967
2025	$23,647	$25,100	$31,577	$22,836
2026	$28,017	$29,738	$40,875	$29,355

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	11.70%	9.07%	10.85%
Class A - Excluding Sales Charge	18.48%	10.38%	11.51%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Value Index	28.55%	10.42%	11.37%

AssetsNet	$ 2,485,151,830
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 6,502,086
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,485,151,830 # of Portfolio Holdings70 Portfolio Turnover Rate132% Investment Advisory Fees Paid$6,502,086
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.4%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Information Technology	17.5%
Financials	17.0%
Industrials	12.4%
Health Care	11.2%
Consumer Staples	8.1%
Communication Services	7.7%
Consumer Discretionary	6.7%
Energy	5.8%
Materials	4.6%
Utilities	4.6%
Real Estate	3.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	5.1%
Micron Technology, Inc.	4.8%
JPMorgan Chase & Co.	3.9%
Cisco Systems, Inc.	3.2%
Amazon.com, Inc.	2.9%
Chevron Corp.	2.6%
Duke Energy Corp.	2.6%
Pfizer, Inc.	2.3%
State Street Corp.	2.2%
Assurant, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective October 1, 2025, the 0.05% distribution fee waiver on Class R shares expired. Effective February 6, 2026, the Fund's expense limits were reduced to 0.86%, 1.61%, 0.61%, 1.11%, 1.01%, 0.61% and 0.61% for Class A, Class C, Class I, Class R, Class R2, Class R6, and Class W shares, respectively. In conjunction with the expense limit change, the management fee breakpoints were reduced to 0.70% on the first $1 billion of assets; 0.65% on the next $1 billion of assets; 0.60% on the next $1 billion of assets; and 0.55% thereafter.

C000055105
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class C
Trading Symbol	IEDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$191	1.76%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 1000® Value Index primarily due to unfavorable stock selection and allocation.

↑ Top contributors to performance: Stock selection in materials, communication services & financials contributed most to performance, while an overweight to energy was also beneficial.  At the individual stock level, an overweight position in Micron Technology, Inc., not owning Berkshire Hathaway Inc., &  an overweight position in Chevron Corp. were the biggest contributors.

↓ Top detractors from performance: Conversely, stock selection in health care was the largest detractor, followed by selection in information technology & consumer staples. Allocation effects also weighed on performance, driven primarily by an underweight in information technology and a modest cash position.  Key individual detractors included a position in Kenvue, Inc., not owning Intel Corp., &  Intercontinental Exchange, Inc.

Line Graph [Table Text Block]
Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell 1000® Value Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$11,559	$11,559	$11,769	$11,466
2018	$12,181	$12,181	$13,541	$12,412
2019	$12,280	$12,280	$13,880	$12,592
2020	$11,858	$11,858	$15,471	$12,385
2021	$17,489	$17,489	$22,264	$17,882
2022	$18,139	$18,139	$21,444	$18,048
2023	$17,299	$17,299	$21,880	$17,227
2024	$21,627	$21,627	$27,915	$20,967
2025	$23,649	$23,649	$31,577	$22,836
2026	$28,020	$28,020	$40,875	$29,355

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	16.61%	9.54%	10.85%
Class C - Excluding Sales Charge	17.61%	9.54%	10.85%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Value Index	28.55%	10.42%	11.37%

AssetsNet	$ 2,485,151,830
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 6,502,086
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,485,151,830 # of Portfolio Holdings70 Portfolio Turnover Rate132% Investment Advisory Fees Paid$6,502,086
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.4%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Information Technology	17.5%
Financials	17.0%
Industrials	12.4%
Health Care	11.2%
Consumer Staples	8.1%
Communication Services	7.7%
Consumer Discretionary	6.7%
Energy	5.8%
Materials	4.6%
Utilities	4.6%
Real Estate	3.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	5.1%
Micron Technology, Inc.	4.8%
JPMorgan Chase & Co.	3.9%
Cisco Systems, Inc.	3.2%
Amazon.com, Inc.	2.9%
Chevron Corp.	2.6%
Duke Energy Corp.	2.6%
Pfizer, Inc.	2.3%
State Street Corp.	2.2%
Assurant, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective October 1, 2025, the 0.05% distribution fee waiver on Class R shares expired. Effective February 6, 2026, the Fund's expense limits were reduced to 0.86%, 1.61%, 0.61%, 1.11%, 1.01%, 0.61% and 0.61% for Class A, Class C, Class I, Class R, Class R2, Class R6, and Class W shares, respectively. In conjunction with the expense limit change, the management fee breakpoints were reduced to 0.70% on the first $1 billion of assets; 0.65% on the next $1 billion of assets; 0.60% on the next $1 billion of assets; and 0.55% thereafter.

C000055106
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class I
Trading Symbol	IEDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$73	0.67%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 1000® Value Index primarily due to unfavorable stock selection and allocation.

↑ Top contributors to performance: Stock selection in materials, communication services & financials contributed most to performance, while an overweight to energy was also beneficial.  At the individual stock level, an overweight position in Micron Technology, Inc., not owning Berkshire Hathaway Inc., &  an overweight position in Chevron Corp. were the biggest contributors.

↓ Top detractors from performance: Conversely, stock selection in health care was the largest detractor, followed by selection in information technology & consumer staples. Allocation effects also weighed on performance, driven primarily by an underweight in information technology and a modest cash position.  Key individual detractors included a position in Kenvue, Inc., not owning Intel Corp., &  Intercontinental Exchange, Inc.

Line Graph [Table Text Block]
Table Summary
	Class I	Russell 3000® Index	Russell 1000® Value Index
2016	$250,000	$250,000	$250,000
2017	$292,228	$294,225	$286,650
2018	$311,356	$338,535	$310,299
2019	$317,435	$346,999	$314,798
2020	$309,550	$386,765	$309,635
2021	$461,625	$556,593	$447,051
2022	$483,864	$536,110	$451,209
2023	$467,074	$546,994	$430,679
2024	$589,535	$697,871	$524,186
2025	$646,323	$789,420	$570,889
2026	$768,591	$1,021,866	$733,871

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	18.92%	10.73%	11.89%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Value Index	28.55%	10.42%	11.37%

AssetsNet	$ 2,485,151,830
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 6,502,086
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,485,151,830 # of Portfolio Holdings70 Portfolio Turnover Rate132% Investment Advisory Fees Paid$6,502,086
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.4%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Information Technology	17.5%
Financials	17.0%
Industrials	12.4%
Health Care	11.2%
Consumer Staples	8.1%
Communication Services	7.7%
Consumer Discretionary	6.7%
Energy	5.8%
Materials	4.6%
Utilities	4.6%
Real Estate	3.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	5.1%
Micron Technology, Inc.	4.8%
JPMorgan Chase & Co.	3.9%
Cisco Systems, Inc.	3.2%
Amazon.com, Inc.	2.9%
Chevron Corp.	2.6%
Duke Energy Corp.	2.6%
Pfizer, Inc.	2.3%
State Street Corp.	2.2%
Assurant, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective October 1, 2025, the 0.05% distribution fee waiver on Class R shares expired. Effective February 6, 2026, the Fund's expense limits were reduced to 0.86%, 1.61%, 0.61%, 1.11%, 1.01%, 0.61% and 0.61% for Class A, Class C, Class I, Class R, Class R2, Class R6, and Class W shares, respectively. In conjunction with the expense limit change, the management fee breakpoints were reduced to 0.70% on the first $1 billion of assets; 0.65% on the next $1 billion of assets; 0.60% on the next $1 billion of assets; and 0.55% thereafter.

C000103066
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class R
Trading Symbol	IEDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$122	1.12%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 1000® Value Index primarily due to unfavorable stock selection and allocation.

↑ Top contributors to performance: Stock selection in materials, communication services & financials contributed most to performance, while an overweight to energy was also beneficial.  At the individual stock level, an overweight position in Micron Technology, Inc., not owning Berkshire Hathaway Inc., &  an overweight position in Chevron Corp. were the biggest contributors.

↓ Top detractors from performance: Conversely, stock selection in health care was the largest detractor, followed by selection in information technology & consumer staples. Allocation effects also weighed on performance, driven primarily by an underweight in information technology and a modest cash position.  Key individual detractors included a position in Kenvue, Inc., not owning Intel Corp., &  Intercontinental Exchange, Inc.

Line Graph [Table Text Block]
Table Summary
	Class R	Russell 3000® Index	Russell 1000® Value Index
2016	$10,000	$10,000	$10,000
2017	$11,617	$11,769	$11,466
2018	$12,306	$13,541	$12,412
2019	$12,483	$13,880	$12,592
2020	$12,095	$15,471	$12,385
2021	$17,959	$22,264	$17,882
2022	$18,717	$21,444	$18,048
2023	$17,956	$21,880	$17,227
2024	$22,564	$27,915	$20,967
2025	$24,603	$31,577	$22,836
2026	$29,089	$40,875	$29,355

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R	18.23%	10.13%	11.27%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Value Index	28.55%	10.42%	11.37%

AssetsNet	$ 2,485,151,830
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 6,502,086
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,485,151,830 # of Portfolio Holdings70 Portfolio Turnover Rate132% Investment Advisory Fees Paid$6,502,086
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.4%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Information Technology	17.5%
Financials	17.0%
Industrials	12.4%
Health Care	11.2%
Consumer Staples	8.1%
Communication Services	7.7%
Consumer Discretionary	6.7%
Energy	5.8%
Materials	4.6%
Utilities	4.6%
Real Estate	3.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	5.1%
Micron Technology, Inc.	4.8%
JPMorgan Chase & Co.	3.9%
Cisco Systems, Inc.	3.2%
Amazon.com, Inc.	2.9%
Chevron Corp.	2.6%
Duke Energy Corp.	2.6%
Pfizer, Inc.	2.3%
State Street Corp.	2.2%
Assurant, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective October 1, 2025, the 0.05% distribution fee waiver on Class R shares expired. Effective February 6, 2026, the Fund's expense limits were reduced to 0.86%, 1.61%, 0.61%, 1.11%, 1.01%, 0.61% and 0.61% for Class A, Class C, Class I, Class R, Class R2, Class R6, and Class W shares, respectively. In conjunction with the expense limit change, the management fee breakpoints were reduced to 0.70% on the first $1 billion of assets; 0.65% on the next $1 billion of assets; 0.60% on the next $1 billion of assets; and 0.55% thereafter.

C000264576
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class R2
Trading Symbol	IEDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of October 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R2Footnote Reference*	$72	1.02%
Footnote	Description
Footnote*	Expenses are for the period from October 1, 2025, commencement of operations, to May 31, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 1000® Value Index primarily due to unfavorable stock selection and allocation.

↑ Top contributors to performance: Stock selection in materials, communication services & financials contributed most to performance, while an overweight to energy was also beneficial.  At the individual stock level, an overweight position in Micron Technology, Inc., not owning Berkshire Hathaway Inc., &  an overweight position in Chevron Corp. were the biggest contributors.

↓ Top detractors from performance: Conversely, stock selection in health care was the largest detractor, followed by selection in information technology & consumer staples. Allocation effects also weighed on performance, driven primarily by an underweight in information technology and a modest cash position.  Key individual detractors included a position in Kenvue, Inc., not owning Intel Corp., &  Intercontinental Exchange, Inc.

Line Graph [Table Text Block]
Table Summary
	Class R2 without Sales Charge	Russell 3000® Index	Russell 1000® Value Index
10/1/2025	$10,000	$10,000	$10,000
2026	$11,282	$11,351	$11,788

Average Annual Return [Table Text Block]
Table Summary
Fund	Since Inception (10/1/2025)
Class R2	12.82%
Russell 3000® Index	13.51%
Russell 1000® Value Index	17.88%

AssetsNet	$ 2,485,151,830
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 6,502,086
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,485,151,830 # of Portfolio Holdings70 Portfolio Turnover Rate132% Investment Advisory Fees Paid$6,502,086
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.4%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Information Technology	17.5%
Financials	17.0%
Industrials	12.4%
Health Care	11.2%
Consumer Staples	8.1%
Communication Services	7.7%
Consumer Discretionary	6.7%
Energy	5.8%
Materials	4.6%
Utilities	4.6%
Real Estate	3.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	5.1%
Micron Technology, Inc.	4.8%
JPMorgan Chase & Co.	3.9%
Cisco Systems, Inc.	3.2%
Amazon.com, Inc.	2.9%
Chevron Corp.	2.6%
Duke Energy Corp.	2.6%
Pfizer, Inc.	2.3%
State Street Corp.	2.2%
Assurant, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective October 1, 2025, the 0.05% distribution fee waiver on Class R shares expired. Effective February 6, 2026, the Fund's expense limits were reduced to 0.86%, 1.61%, 0.61%, 1.11%, 1.01%, 0.61% and 0.61% for Class A, Class C, Class I, Class R, Class R2, Class R6, and Class W shares, respectively. In conjunction with the expense limit change, the management fee breakpoints were reduced to 0.70% on the first $1 billion of assets; 0.65% on the next $1 billion of assets; 0.60% on the next $1 billion of assets; and 0.55% thereafter.

C000122002
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class R6
Trading Symbol	IEDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$68	0.62%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 1000® Value Index primarily due to unfavorable stock selection and allocation.

↑ Top contributors to performance: Stock selection in materials, communication services & financials contributed most to performance, while an overweight to energy was also beneficial.  At the individual stock level, an overweight position in Micron Technology, Inc., not owning Berkshire Hathaway Inc., &  an overweight position in Chevron Corp. were the biggest contributors.

↓ Top detractors from performance: Conversely, stock selection in health care was the largest detractor, followed by selection in information technology & consumer staples. Allocation effects also weighed on performance, driven primarily by an underweight in information technology and a modest cash position.  Key individual detractors included a position in Kenvue, Inc., not owning Intel Corp., &  Intercontinental Exchange, Inc.

Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 3000® Index	Russell 1000® Value Index
2016	$1,000,000	$1,000,000	$1,000,000
2017	$1,168,402	$1,176,900	$1,146,600
2018	$1,246,186	$1,354,141	$1,241,195
2019	$1,269,882	$1,387,995	$1,259,192
2020	$1,238,514	$1,547,059	$1,238,541
2021	$1,847,237	$2,226,372	$1,788,206
2022	$1,936,686	$2,144,442	$1,804,836
2023	$1,869,824	$2,187,974	$1,722,716
2024	$2,360,267	$2,791,483	$2,096,745
2025	$2,589,279	$3,157,678	$2,283,555
2026	$3,077,104	$4,087,463	$2,935,484

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	18.84%	10.74%	11.90%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Value Index	28.55%	10.42%	11.37%

AssetsNet	$ 2,485,151,830
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 6,502,086
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,485,151,830 # of Portfolio Holdings70 Portfolio Turnover Rate132% Investment Advisory Fees Paid$6,502,086
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.4%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Information Technology	17.5%
Financials	17.0%
Industrials	12.4%
Health Care	11.2%
Consumer Staples	8.1%
Communication Services	7.7%
Consumer Discretionary	6.7%
Energy	5.8%
Materials	4.6%
Utilities	4.6%
Real Estate	3.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	5.1%
Micron Technology, Inc.	4.8%
JPMorgan Chase & Co.	3.9%
Cisco Systems, Inc.	3.2%
Amazon.com, Inc.	2.9%
Chevron Corp.	2.6%
Duke Energy Corp.	2.6%
Pfizer, Inc.	2.3%
State Street Corp.	2.2%
Assurant, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective October 1, 2025, the 0.05% distribution fee waiver on Class R shares expired. Effective February 6, 2026, the Fund's expense limits were reduced to 0.86%, 1.61%, 0.61%, 1.11%, 1.01%, 0.61% and 0.61% for Class A, Class C, Class I, Class R, Class R2, Class R6, and Class W shares, respectively. In conjunction with the expense limit change, the management fee breakpoints were reduced to 0.70% on the first $1 billion of assets; 0.65% on the next $1 billion of assets; 0.60% on the next $1 billion of assets; and 0.55% thereafter.

C000078999
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class W
Trading Symbol	IWEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$83	0.76%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 1000® Value Index primarily due to unfavorable stock selection and allocation.

↑ Top contributors to performance: Stock selection in materials, communication services & financials contributed most to performance, while an overweight to energy was also beneficial.  At the individual stock level, an overweight position in Micron Technology, Inc., not owning Berkshire Hathaway Inc., &  an overweight position in Chevron Corp. were the biggest contributors.

↓ Top detractors from performance: Conversely, stock selection in health care was the largest detractor, followed by selection in information technology & consumer staples. Allocation effects also weighed on performance, driven primarily by an underweight in information technology and a modest cash position.  Key individual detractors included a position in Kenvue, Inc., not owning Intel Corp., &  Intercontinental Exchange, Inc.

Line Graph [Table Text Block]
Table Summary
	Class W	Russell 3000® Index	Russell 1000® Value Index
2016	$10,000	$10,000	$10,000
2017	$11,675	$11,769	$11,466
2018	$12,430	$13,541	$12,412
2019	$12,669	$13,880	$12,592
2020	$12,353	$15,471	$12,385
2021	$18,399	$22,264	$17,882
2022	$19,270	$21,444	$18,048
2023	$18,591	$21,880	$17,227
2024	$23,455	$27,915	$20,967
2025	$25,706	$31,577	$22,836
2026	$30,526	$40,875	$29,355

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class W	18.75%	10.66%	11.81%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Value Index	28.55%	10.42%	11.37%

AssetsNet	$ 2,485,151,830
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 6,502,086
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,485,151,830 # of Portfolio Holdings70 Portfolio Turnover Rate132% Investment Advisory Fees Paid$6,502,086
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.4%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Information Technology	17.5%
Financials	17.0%
Industrials	12.4%
Health Care	11.2%
Consumer Staples	8.1%
Communication Services	7.7%
Consumer Discretionary	6.7%
Energy	5.8%
Materials	4.6%
Utilities	4.6%
Real Estate	3.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	5.1%
Micron Technology, Inc.	4.8%
JPMorgan Chase & Co.	3.9%
Cisco Systems, Inc.	3.2%
Amazon.com, Inc.	2.9%
Chevron Corp.	2.6%
Duke Energy Corp.	2.6%
Pfizer, Inc.	2.3%
State Street Corp.	2.2%
Assurant, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective October 1, 2025, the 0.05% distribution fee waiver on Class R shares expired. Effective February 6, 2026, the Fund's expense limits were reduced to 0.86%, 1.61%, 0.61%, 1.11%, 1.01%, 0.61% and 0.61% for Class A, Class C, Class I, Class R, Class R2, Class R6, and Class W shares, respectively. In conjunction with the expense limit change, the management fee breakpoints were reduced to 0.70% on the first $1 billion of assets; 0.65% on the next $1 billion of assets; 0.60% on the next $1 billion of assets; and 0.55% thereafter.

C000022956
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class A
Trading Symbol	NLCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$103	0.90%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund's Class A, Class C and Class R shares underperformed the Russell 1000® Growth. Class I, Class R6 and Class W shares outperformed the Russell 1000® Growth.

↑ Top contributors to performance: At the sector level, stock selection within the information technology, industrials & real estate sectors contributed. Additionally, an underweight allocation to the financials sector contributed. At the individual stock level, key contributors included a non-benchmark position in Micron Technology, Inc., an overweight in Comfort Systems USA, Inc. & positioning in SanDisk Corp.

↓ Top detractors from performance: Stock selection within the health care, communication services & financials sectors detracted. Additionally, an overweight allocation to the materials, energy & health care sectors also detracted. Key individual stock detractors included positioning in Doximity, Inc. & Snowflake Inc., as well as an overweight position in Visa Inc.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell 1000® Growth Index
2016	$9,424	$10,000	$10,000	$10,000
2017	$11,250	$11,938	$11,769	$12,027
2018	$13,120	$13,922	$13,541	$14,555
2019	$13,922	$14,773	$13,880	$15,340
2020	$16,887	$17,919	$15,471	$19,366
2021	$22,161	$23,516	$22,264	$27,097
2022	$19,391	$20,576	$21,444	$25,404
2023	$20,845	$22,119	$21,880	$27,830
2024	$28,277	$30,006	$27,915	$37,181
2025	$32,199	$34,168	$31,577	$43,734
2026	$41,400	$43,931	$40,875	$56,266

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	21.19%	11.98%	15.27%
Class A - Excluding Sales Charge	28.57%	13.31%	15.95%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Growth Index	28.66%	15.73%	18.86%

AssetsNet	$ 795,910,853
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 4,174,185
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$795,910,853 # of Portfolio Holdings58 Portfolio Turnover Rate65% Investment Advisory Fees Paid$4,174,185
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.6%
Exchange-Traded Funds	0.4%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Information Technology	53.0%
Consumer Discretionary	12.5%
Communication Services	11.0%
Industrials	6.7%
Health Care	6.4%
Financials	4.1%
Consumer Staples	2.4%
Materials	1.5%
Utilities	0.6%
Real Estate	0.5%
Energy	0.4%
Investment In Other Mutual Funds-Internal	0.4%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	12.4%
Apple, Inc.	10.2%
Alphabet, Inc. - Class A	8.3%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.1%
Broadcom, Inc.	4.9%
Advanced Micro Devices, Inc.	3.3%
Visa, Inc. - Class A	3.1%
Crowdstrike Holdings, Inc. - Class A	2.5%
Eli Lilly & Co.	2.0%

Material Fund Change [Text Block]
C000022958
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class C
Trading Symbol	NLCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$188	1.65%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund's Class A, Class C and Class R shares underperformed the Russell 1000® Growth. Class I, Class R6 and Class W shares outperformed the Russell 1000® Growth.

↑ Top contributors to performance: At the sector level, stock selection within the information technology, industrials & real estate sectors contributed. Additionally, an underweight allocation to the financials sector contributed. At the individual stock level, key contributors included a non-benchmark position in Micron Technology, Inc., an overweight in Comfort Systems USA, Inc. & positioning in SanDisk Corp.

↓ Top detractors from performance: Stock selection within the health care, communication services & financials sectors detracted. Additionally, an overweight allocation to the materials, energy & health care sectors also detracted. Key individual stock detractors included positioning in Doximity, Inc. & Snowflake Inc., as well as an overweight position in Visa Inc.

Line Graph [Table Text Block]
Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell 1000® Growth Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$11,847	$11,847	$11,769	$12,027
2018	$13,718	$13,718	$13,541	$14,555
2019	$14,442	$14,442	$13,880	$15,340
2020	$17,389	$17,389	$15,471	$19,366
2021	$22,650	$22,650	$22,264	$27,097
2022	$19,676	$19,676	$21,444	$25,404
2023	$20,967	$20,967	$21,880	$27,830
2024	$28,240	$28,240	$27,915	$37,181
2025	$32,157	$32,157	$31,577	$43,734
2026	$41,346	$41,346	$40,875	$56,266

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	26.61%	12.45%	15.25%
Class C - Excluding Sales Charge	27.61%	12.45%	15.25%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Growth Index	28.66%	15.73%	18.86%

AssetsNet	$ 795,910,853
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 4,174,185
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$795,910,853 # of Portfolio Holdings58 Portfolio Turnover Rate65% Investment Advisory Fees Paid$4,174,185
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.6%
Exchange-Traded Funds	0.4%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Information Technology	53.0%
Consumer Discretionary	12.5%
Communication Services	11.0%
Industrials	6.7%
Health Care	6.4%
Financials	4.1%
Consumer Staples	2.4%
Materials	1.5%
Utilities	0.6%
Real Estate	0.5%
Energy	0.4%
Investment In Other Mutual Funds-Internal	0.4%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	12.4%
Apple, Inc.	10.2%
Alphabet, Inc. - Class A	8.3%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.1%
Broadcom, Inc.	4.9%
Advanced Micro Devices, Inc.	3.3%
Visa, Inc. - Class A	3.1%
Crowdstrike Holdings, Inc. - Class A	2.5%
Eli Lilly & Co.	2.0%

Material Fund Change [Text Block]
C000022959
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class I
Trading Symbol	PLCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund's Class A, Class C and Class R shares underperformed the Russell 1000® Growth. Class I, Class R6 and Class W shares outperformed the Russell 1000® Growth.

↑ Top contributors to performance: At the sector level, stock selection within the information technology, industrials & real estate sectors contributed. Additionally, an underweight allocation to the financials sector contributed. At the individual stock level, key contributors included a non-benchmark position in Micron Technology, Inc., an overweight in Comfort Systems USA, Inc. & positioning in SanDisk Corp.

↓ Top detractors from performance: Stock selection within the health care, communication services & financials sectors detracted. Additionally, an overweight allocation to the materials, energy & health care sectors also detracted. Key individual stock detractors included positioning in Doximity, Inc. & Snowflake Inc., as well as an overweight position in Visa Inc.

Line Graph [Table Text Block]
Table Summary
	Class I	Russell 3000® Index	Russell 1000® Growth Index
2016	$250,000	$250,000	$250,000
2017	$299,463	$294,225	$300,675
2018	$350,667	$338,535	$363,877
2019	$373,361	$346,999	$383,490
2020	$454,777	$386,765	$484,156
2021	$598,677	$556,593	$677,431
2022	$525,729	$536,110	$635,092
2023	$567,411	$546,994	$695,743
2024	$771,890	$697,871	$929,522
2025	$881,800	$789,420	$1,093,339
2026	$1,137,315	$1,021,866	$1,406,649

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	28.98%	13.69%	16.36%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Growth Index	28.66%	15.73%	18.86%

AssetsNet	$ 795,910,853
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 4,174,185
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$795,910,853 # of Portfolio Holdings58 Portfolio Turnover Rate65% Investment Advisory Fees Paid$4,174,185
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.6%
Exchange-Traded Funds	0.4%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Information Technology	53.0%
Consumer Discretionary	12.5%
Communication Services	11.0%
Industrials	6.7%
Health Care	6.4%
Financials	4.1%
Consumer Staples	2.4%
Materials	1.5%
Utilities	0.6%
Real Estate	0.5%
Energy	0.4%
Investment In Other Mutual Funds-Internal	0.4%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	12.4%
Apple, Inc.	10.2%
Alphabet, Inc. - Class A	8.3%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.1%
Broadcom, Inc.	4.9%
Advanced Micro Devices, Inc.	3.3%
Visa, Inc. - Class A	3.1%
Crowdstrike Holdings, Inc. - Class A	2.5%
Eli Lilly & Co.	2.0%

Material Fund Change [Text Block]
C000144636
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class R
Trading Symbol	VGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$131	1.15%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund's Class A, Class C and Class R shares underperformed the Russell 1000® Growth. Class I, Class R6 and Class W shares outperformed the Russell 1000® Growth.

↑ Top contributors to performance: At the sector level, stock selection within the information technology, industrials & real estate sectors contributed. Additionally, an underweight allocation to the financials sector contributed. At the individual stock level, key contributors included a non-benchmark position in Micron Technology, Inc., an overweight in Comfort Systems USA, Inc. & positioning in SanDisk Corp.

↓ Top detractors from performance: Stock selection within the health care, communication services & financials sectors detracted. Additionally, an overweight allocation to the materials, energy & health care sectors also detracted. Key individual stock detractors included positioning in Doximity, Inc. & Snowflake Inc., as well as an overweight position in Visa Inc.

Line Graph [Table Text Block]
Table Summary
	Class R	Russell 3000® Index	Russell 1000® Growth Index
2016	$10,000	$10,000	$10,000
2017	$11,907	$11,769	$12,027
2018	$13,854	$13,541	$14,555
2019	$14,664	$13,880	$15,340
2020	$17,746	$15,471	$19,366
2021	$23,226	$22,264	$27,097
2022	$20,274	$21,444	$25,404
2023	$21,745	$21,880	$27,830
2024	$29,430	$27,915	$37,181
2025	$33,434	$31,577	$43,734
2026	$42,881	$40,875	$56,266

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R	28.25%	13.05%	15.67%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Growth Index	28.66%	15.73%	18.86%

AssetsNet	$ 795,910,853
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 4,174,185
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$795,910,853 # of Portfolio Holdings58 Portfolio Turnover Rate65% Investment Advisory Fees Paid$4,174,185
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.6%
Exchange-Traded Funds	0.4%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Information Technology	53.0%
Consumer Discretionary	12.5%
Communication Services	11.0%
Industrials	6.7%
Health Care	6.4%
Financials	4.1%
Consumer Staples	2.4%
Materials	1.5%
Utilities	0.6%
Real Estate	0.5%
Energy	0.4%
Investment In Other Mutual Funds-Internal	0.4%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	12.4%
Apple, Inc.	10.2%
Alphabet, Inc. - Class A	8.3%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.1%
Broadcom, Inc.	4.9%
Advanced Micro Devices, Inc.	3.3%
Visa, Inc. - Class A	3.1%
Crowdstrike Holdings, Inc. - Class A	2.5%
Eli Lilly & Co.	2.0%

Material Fund Change [Text Block]
C000156671
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class R6
Trading Symbol	VGOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$64	0.56%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund's Class A, Class C and Class R shares underperformed the Russell 1000® Growth. Class I, Class R6 and Class W shares outperformed the Russell 1000® Growth.

↑ Top contributors to performance: At the sector level, stock selection within the information technology, industrials & real estate sectors contributed. Additionally, an underweight allocation to the financials sector contributed. At the individual stock level, key contributors included a non-benchmark position in Micron Technology, Inc., an overweight in Comfort Systems USA, Inc. & positioning in SanDisk Corp.

↓ Top detractors from performance: Stock selection within the health care, communication services & financials sectors detracted. Additionally, an overweight allocation to the materials, energy & health care sectors also detracted. Key individual stock detractors included positioning in Doximity, Inc. & Snowflake Inc., as well as an overweight position in Visa Inc.

Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 3000® Index	Russell 1000® Growth Index
2016	$1,000,000	$1,000,000	$1,000,000
2017	$1,198,024	$1,176,900	$1,202,700
2018	$1,403,915	$1,354,141	$1,455,508
2019	$1,496,445	$1,387,995	$1,533,959
2020	$1,823,947	$1,547,059	$1,936,624
2021	$2,402,909	$2,226,372	$2,709,724
2022	$2,111,404	$2,144,442	$2,540,366
2023	$2,278,391	$2,187,974	$2,782,971
2024	$3,099,826	$2,791,483	$3,718,088
2025	$3,542,034	$3,157,678	$4,373,357
2026	$4,569,635	$4,087,463	$5,626,595

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	29.01%	13.72%	16.41%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Growth Index	28.66%	15.73%	18.86%

AssetsNet	$ 795,910,853
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 4,174,185
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$795,910,853 # of Portfolio Holdings58 Portfolio Turnover Rate65% Investment Advisory Fees Paid$4,174,185
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.6%
Exchange-Traded Funds	0.4%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Information Technology	53.0%
Consumer Discretionary	12.5%
Communication Services	11.0%
Industrials	6.7%
Health Care	6.4%
Financials	4.1%
Consumer Staples	2.4%
Materials	1.5%
Utilities	0.6%
Real Estate	0.5%
Energy	0.4%
Investment In Other Mutual Funds-Internal	0.4%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	12.4%
Apple, Inc.	10.2%
Alphabet, Inc. - Class A	8.3%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.1%
Broadcom, Inc.	4.9%
Advanced Micro Devices, Inc.	3.3%
Visa, Inc. - Class A	3.1%
Crowdstrike Holdings, Inc. - Class A	2.5%
Eli Lilly & Co.	2.0%

Material Fund Change [Text Block]
C000081603
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class W
Trading Symbol	IGOWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund's Class A, Class C and Class R shares underperformed the Russell 1000® Growth. Class I, Class R6 and Class W shares outperformed the Russell 1000® Growth.

↑ Top contributors to performance: At the sector level, stock selection within the information technology, industrials & real estate sectors contributed. Additionally, an underweight allocation to the financials sector contributed. At the individual stock level, key contributors included a non-benchmark position in Micron Technology, Inc., an overweight in Comfort Systems USA, Inc. & positioning in SanDisk Corp.

↓ Top detractors from performance: Stock selection within the health care, communication services & financials sectors detracted. Additionally, an overweight allocation to the materials, energy & health care sectors also detracted. Key individual stock detractors included positioning in Doximity, Inc. & Snowflake Inc., as well as an overweight position in Visa Inc.

Line Graph [Table Text Block]
Table Summary
	Class W	Russell 3000® Index	Russell 1000® Growth Index
2016	$10,000	$10,000	$10,000
2017	$11,966	$11,769	$12,027
2018	$13,995	$13,541	$14,555
2019	$14,880	$13,880	$15,340
2020	$18,101	$15,471	$19,366
2021	$23,810	$22,264	$27,097
2022	$20,887	$21,444	$25,404
2023	$22,519	$21,880	$27,830
2024	$30,629	$27,915	$37,181
2025	$34,966	$31,577	$43,734
2026	$45,071	$40,875	$56,266

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class W	28.90%	13.61%	16.25%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Growth Index	28.66%	15.73%	18.86%

AssetsNet	$ 795,910,853
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 4,174,185
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$795,910,853 # of Portfolio Holdings58 Portfolio Turnover Rate65% Investment Advisory Fees Paid$4,174,185
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.6%
Exchange-Traded Funds	0.4%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Information Technology	53.0%
Consumer Discretionary	12.5%
Communication Services	11.0%
Industrials	6.7%
Health Care	6.4%
Financials	4.1%
Consumer Staples	2.4%
Materials	1.5%
Utilities	0.6%
Real Estate	0.5%
Energy	0.4%
Investment In Other Mutual Funds-Internal	0.4%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	12.4%
Apple, Inc.	10.2%
Alphabet, Inc. - Class A	8.3%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.1%
Broadcom, Inc.	4.9%
Advanced Micro Devices, Inc.	3.3%
Visa, Inc. - Class A	3.1%
Crowdstrike Holdings, Inc. - Class A	2.5%
Eli Lilly & Co.	2.0%

Material Fund Change [Text Block]
C000215383
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic SMID Cap Fund
Class Name	Class A
Trading Symbol	VYMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$108	0.96%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2500TM Index.

↑ Top contributors to performance: Stock selection within the real estate, financials & energy sectors contributed to performance. At the individual stock level, key contributors included TTM Technologies, Inc., Coherent Corp., & Day One Biopharmaceuticals, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, health care, & information technology sectors detracted. Key detractors included Insmed Inc., Lumentum Holdings, Inc., and AvePoint, Inc.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell 2500™ Index	S&P MidCap 400® Index
2016	$9,427	$10,000	$10,000	$10,000	$10,000
2017	$10,838	$11,497	$11,769	$11,687	$11,716
2018	$11,939	$12,665	$13,541	$13,825	$13,457
2019	$11,063	$11,735	$13,880	$13,232	$12,725
2020	$10,682	$11,331	$15,471	$13,126	$12,622
2021	$16,702	$17,717	$22,264	$21,061	$19,787
2022	$15,669	$16,622	$21,444	$18,614	$18,497
2023	$14,973	$15,883	$21,880	$17,621	$18,011
2024	$19,001	$20,156	$27,915	$21,445	$22,688
2025	$19,661	$20,856	$31,577	$22,192	$23,181
2026	$24,605	$26,101	$40,875	$30,616	$29,179

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	17.93%	6.78%	9.42%
Class A - Excluding Sales Charge	25.15%	8.06%	10.07%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2500™ Index	37.96%	7.77%	11.84%
S&P MidCap 400® Index	25.87%	8.08%	11.30%

AssetsNet	$ 139,809,989
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 508,197
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$139,809,989 # of Portfolio Holdings153 Portfolio Turnover Rate153% Investment Advisory Fees Paid$508,197
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Short-Term Investments	2.1%
Exchange-Traded Funds	0.9%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Industrials	22.8%
Information Technology	21.9%
Financials	15.2%
Health Care	10.7%
Materials	6.4%
Consumer Discretionary	6.3%
Real Estate	5.9%
Utilities	3.6%
Energy	3.2%
Communication Services	2.4%
Exchange-Traded Funds	0.9%
Consumer Staples	0.7%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(2.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Sandisk Corp.	3.2%
Ciena Corp.	1.6%
NOV, Inc.	1.5%
Comfort Systems USA, Inc.	1.5%
NiSource, Inc.	1.3%
Watts Water Technologies, Inc. - Class A	1.3%
F.N.B. Corp.	1.2%
Coherent Corp.	1.2%
Applied Industrial Technologies, Inc.	1.2%
Rocket Lab Corp.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

 Effective July 28, 2025, the Fund made the following changes: (i) Voya Investment Management (UK) Limited was appointed as sub-sub-adviser; (ii) the investment objective, principal investment strategies, including changes to the policy to invest, under normal circumstances, at least 80% of the value of its assets in investments in accordance with the investment focus that its name suggests, principal risks, and portfolio managers; and (iii) the Fund’s name was changed from "Voya Mid Cap Research Enhanced Index Fund" to "Voya MI Dynamic SMID Cap Fund."

C000215384
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic SMID Cap Fund
Class Name	Class C
Trading Symbol	VYMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$164	1.46%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2500TM Index.

↑ Top contributors to performance: Stock selection within the real estate, financials & energy sectors contributed to performance. At the individual stock level, key contributors included TTM Technologies, Inc., Coherent Corp., & Day One Biopharmaceuticals, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, health care, & information technology sectors detracted. Key detractors included Insmed Inc., Lumentum Holdings, Inc., and AvePoint, Inc.

Line Graph [Table Text Block]
Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell 2500™ Index	S&P MidCap 400® Index
2016	$10,000	$10,000	$10,000	$10,000	$10,000
2017	$11,436	$11,436	$11,769	$11,687	$11,716
2018	$12,540	$12,540	$13,541	$13,825	$13,457
2019	$11,561	$11,561	$13,880	$13,232	$12,725
2020	$11,116	$11,116	$15,471	$13,126	$12,622
2021	$17,292	$17,292	$22,264	$21,061	$19,787
2022	$16,139	$16,139	$21,444	$18,614	$18,497
2023	$15,349	$15,349	$21,880	$17,621	$18,011
2024	$19,374	$19,374	$27,915	$21,445	$22,688
2025	$20,047	$20,047	$31,577	$22,192	$23,181
2026	$25,088	$25,088	$40,875	$30,616	$29,179

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	23.58%	7.51%	9.63%
Class C - Excluding Sales Charge	24.50%	7.51%	9.63%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2500™ Index	37.96%	7.77%	11.84%
S&P MidCap 400® Index	25.87%	8.08%	11.30%

AssetsNet	$ 139,809,989
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 508,197
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$139,809,989 # of Portfolio Holdings153 Portfolio Turnover Rate153% Investment Advisory Fees Paid$508,197
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Short-Term Investments	2.1%
Exchange-Traded Funds	0.9%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Industrials	22.8%
Information Technology	21.9%
Financials	15.2%
Health Care	10.7%
Materials	6.4%
Consumer Discretionary	6.3%
Real Estate	5.9%
Utilities	3.6%
Energy	3.2%
Communication Services	2.4%
Exchange-Traded Funds	0.9%
Consumer Staples	0.7%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(2.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Sandisk Corp.	3.2%
Ciena Corp.	1.6%
NOV, Inc.	1.5%
Comfort Systems USA, Inc.	1.5%
NiSource, Inc.	1.3%
Watts Water Technologies, Inc. - Class A	1.3%
F.N.B. Corp.	1.2%
Coherent Corp.	1.2%
Applied Industrial Technologies, Inc.	1.2%
Rocket Lab Corp.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

 Effective July 28, 2025, the Fund made the following changes: (i) Voya Investment Management (UK) Limited was appointed as sub-sub-adviser; (ii) the investment objective, principal investment strategies, including changes to the policy to invest, under normal circumstances, at least 80% of the value of its assets in investments in accordance with the investment focus that its name suggests, principal risks, and portfolio managers; and (iii) the Fund’s name was changed from "Voya Mid Cap Research Enhanced Index Fund" to "Voya MI Dynamic SMID Cap Fund."

C000215385
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic SMID Cap Fund
Class Name	Class I
Trading Symbol	VYMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$80	0.71%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2500TM Index.

↑ Top contributors to performance: Stock selection within the real estate, financials & energy sectors contributed to performance. At the individual stock level, key contributors included TTM Technologies, Inc., Coherent Corp., & Day One Biopharmaceuticals, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, health care, & information technology sectors detracted. Key detractors included Insmed Inc., Lumentum Holdings, Inc., and AvePoint, Inc.

Line Graph [Table Text Block]
Table Summary
	Class I	Russell 3000® Index	Russell 2500™ Index	S&P MidCap 400® Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$288,223	$294,225	$292,183	$292,900
2018	$318,284	$338,535	$345,630	$336,425
2019	$295,757	$346,999	$330,810	$318,123
2020	$286,153	$386,765	$328,158	$315,547
2021	$448,628	$556,593	$526,536	$494,682
2022	$421,758	$536,110	$465,356	$462,429
2023	$403,999	$546,994	$440,526	$450,267
2024	$514,123	$697,871	$536,134	$567,195
2025	$533,385	$789,420	$554,821	$579,515
2026	$668,968	$1,021,866	$765,408	$729,464

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	25.42%	8.32%	10.34%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2500™ Index	37.96%	7.77%	11.84%
S&P MidCap 400® Index	25.87%	8.08%	11.30%

AssetsNet	$ 139,809,989
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 508,197
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$139,809,989 # of Portfolio Holdings153 Portfolio Turnover Rate153% Investment Advisory Fees Paid$508,197
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Short-Term Investments	2.1%
Exchange-Traded Funds	0.9%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Industrials	22.8%
Information Technology	21.9%
Financials	15.2%
Health Care	10.7%
Materials	6.4%
Consumer Discretionary	6.3%
Real Estate	5.9%
Utilities	3.6%
Energy	3.2%
Communication Services	2.4%
Exchange-Traded Funds	0.9%
Consumer Staples	0.7%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(2.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Sandisk Corp.	3.2%
Ciena Corp.	1.6%
NOV, Inc.	1.5%
Comfort Systems USA, Inc.	1.5%
NiSource, Inc.	1.3%
Watts Water Technologies, Inc. - Class A	1.3%
F.N.B. Corp.	1.2%
Coherent Corp.	1.2%
Applied Industrial Technologies, Inc.	1.2%
Rocket Lab Corp.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

 Effective July 28, 2025, the Fund made the following changes: (i) Voya Investment Management (UK) Limited was appointed as sub-sub-adviser; (ii) the investment objective, principal investment strategies, including changes to the policy to invest, under normal circumstances, at least 80% of the value of its assets in investments in accordance with the investment focus that its name suggests, principal risks, and portfolio managers; and (iii) the Fund’s name was changed from "Voya Mid Cap Research Enhanced Index Fund" to "Voya MI Dynamic SMID Cap Fund."

C000215388
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic SMID Cap Fund
Class Name	Class R
Trading Symbol	VYMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$136	1.21%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2500TM Index.

↑ Top contributors to performance: Stock selection within the real estate, financials & energy sectors contributed to performance. At the individual stock level, key contributors included TTM Technologies, Inc., Coherent Corp., & Day One Biopharmaceuticals, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, health care, & information technology sectors detracted. Key detractors included Insmed Inc., Lumentum Holdings, Inc., and AvePoint, Inc.

Line Graph [Table Text Block]
Table Summary
	Class R	Russell 3000® Index	Russell 2500™ Index	S&P MidCap 400® Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$11,467	$11,769	$11,687	$11,716
2018	$12,606	$13,541	$13,825	$13,457
2019	$11,654	$13,880	$13,232	$12,725
2020	$11,223	$15,471	$13,126	$12,622
2021	$17,504	$22,264	$21,061	$19,787
2022	$16,380	$21,444	$18,614	$18,497
2023	$15,612	$21,880	$17,621	$18,011
2024	$19,767	$27,915	$21,445	$22,688
2025	$20,407	$31,577	$22,192	$23,181
2026	$25,474	$40,875	$30,616	$29,179

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R	24.83%	7.79%	9.80%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2500™ Index	37.96%	7.77%	11.84%
S&P MidCap 400® Index	25.87%	8.08%	11.30%

AssetsNet	$ 139,809,989
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 508,197
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$139,809,989 # of Portfolio Holdings153 Portfolio Turnover Rate153% Investment Advisory Fees Paid$508,197
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Short-Term Investments	2.1%
Exchange-Traded Funds	0.9%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Industrials	22.8%
Information Technology	21.9%
Financials	15.2%
Health Care	10.7%
Materials	6.4%
Consumer Discretionary	6.3%
Real Estate	5.9%
Utilities	3.6%
Energy	3.2%
Communication Services	2.4%
Exchange-Traded Funds	0.9%
Consumer Staples	0.7%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(2.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Sandisk Corp.	3.2%
Ciena Corp.	1.6%
NOV, Inc.	1.5%
Comfort Systems USA, Inc.	1.5%
NiSource, Inc.	1.3%
Watts Water Technologies, Inc. - Class A	1.3%
F.N.B. Corp.	1.2%
Coherent Corp.	1.2%
Applied Industrial Technologies, Inc.	1.2%
Rocket Lab Corp.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

 Effective July 28, 2025, the Fund made the following changes: (i) Voya Investment Management (UK) Limited was appointed as sub-sub-adviser; (ii) the investment objective, principal investment strategies, including changes to the policy to invest, under normal circumstances, at least 80% of the value of its assets in investments in accordance with the investment focus that its name suggests, principal risks, and portfolio managers; and (iii) the Fund’s name was changed from "Voya Mid Cap Research Enhanced Index Fund" to "Voya MI Dynamic SMID Cap Fund."

C000264577
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic SMID Cap Fund
Class Name	Class R6
Trading Symbol	VYMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of October 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6Footnote Reference*	$51	0.71%
Footnote	Description
Footnote*	Expenses are for the period from October 1, 2025, commencement of operations, to May 31, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2500TM Index.

↑ Top contributors to performance: Stock selection within the real estate, financials & energy sectors contributed to performance. At the individual stock level, key contributors included TTM Technologies, Inc., Coherent Corp., & Day One Biopharmaceuticals, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, health care, & information technology sectors detracted. Key detractors included Insmed Inc., Lumentum Holdings, Inc., and AvePoint, Inc.

Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 3000® Index	Russell 2500™ Index	S&P MidCap 400® Index
10/1/2025	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2026	$1,154,159	$1,135,078	$1,209,840	$1,147,468

Average Annual Return [Table Text Block]
Table Summary
Fund	Since Inception (10/1/2025)
Class R6	15.42%
Russell 3000® Index	13.51%
Russell 2500™ Index	20.61%
S&P MidCap 400® Index	14.75%

AssetsNet	$ 139,809,989
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 508,197
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$139,809,989 # of Portfolio Holdings153 Portfolio Turnover Rate153% Investment Advisory Fees Paid$508,197
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Short-Term Investments	2.1%
Exchange-Traded Funds	0.9%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Industrials	22.8%
Information Technology	21.9%
Financials	15.2%
Health Care	10.7%
Materials	6.4%
Consumer Discretionary	6.3%
Real Estate	5.9%
Utilities	3.6%
Energy	3.2%
Communication Services	2.4%
Exchange-Traded Funds	0.9%
Consumer Staples	0.7%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(2.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Sandisk Corp.	3.2%
Ciena Corp.	1.6%
NOV, Inc.	1.5%
Comfort Systems USA, Inc.	1.5%
NiSource, Inc.	1.3%
Watts Water Technologies, Inc. - Class A	1.3%
F.N.B. Corp.	1.2%
Coherent Corp.	1.2%
Applied Industrial Technologies, Inc.	1.2%
Rocket Lab Corp.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

 Effective July 28, 2025, the Fund made the following changes: (i) Voya Investment Management (UK) Limited was appointed as sub-sub-adviser; (ii) the investment objective, principal investment strategies, including changes to the policy to invest, under normal circumstances, at least 80% of the value of its assets in investments in accordance with the investment focus that its name suggests, principal risks, and portfolio managers; and (iii) the Fund’s name was changed from "Voya Mid Cap Research Enhanced Index Fund" to "Voya MI Dynamic SMID Cap Fund."

C000215382
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic SMID Cap Fund
Class Name	Class W
Trading Symbol	VYMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$80	0.71%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2500TM Index.

↑ Top contributors to performance: Stock selection within the real estate, financials & energy sectors contributed to performance. At the individual stock level, key contributors included TTM Technologies, Inc., Coherent Corp., & Day One Biopharmaceuticals, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, health care, & information technology sectors detracted. Key detractors included Insmed Inc., Lumentum Holdings, Inc., and AvePoint, Inc.

Line Graph [Table Text Block]
Table Summary
	Class W	Russell 3000® Index	Russell 2500™ Index	S&P MidCap 400® Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$11,519	$11,769	$11,687	$11,716
2018	$12,737	$13,541	$13,825	$13,457
2019	$11,784	$13,880	$13,232	$12,725
2020	$11,405	$15,471	$13,126	$12,622
2021	$17,870	$22,264	$21,061	$19,787
2022	$16,810	$21,444	$18,614	$18,497
2023	$16,105	$21,880	$17,621	$18,011
2024	$20,495	$27,915	$21,445	$22,688
2025	$21,265	$31,577	$22,192	$23,181
2026	$26,664	$40,875	$30,616	$29,179

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class W	25.39%	8.33%	10.30%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2500™ Index	37.96%	7.77%	11.84%
S&P MidCap 400® Index	25.87%	8.08%	11.30%

AssetsNet	$ 139,809,989
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 508,197
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$139,809,989 # of Portfolio Holdings153 Portfolio Turnover Rate153% Investment Advisory Fees Paid$508,197
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Short-Term Investments	2.1%
Exchange-Traded Funds	0.9%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Industrials	22.8%
Information Technology	21.9%
Financials	15.2%
Health Care	10.7%
Materials	6.4%
Consumer Discretionary	6.3%
Real Estate	5.9%
Utilities	3.6%
Energy	3.2%
Communication Services	2.4%
Exchange-Traded Funds	0.9%
Consumer Staples	0.7%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(2.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Sandisk Corp.	3.2%
Ciena Corp.	1.6%
NOV, Inc.	1.5%
Comfort Systems USA, Inc.	1.5%
NiSource, Inc.	1.3%
Watts Water Technologies, Inc. - Class A	1.3%
F.N.B. Corp.	1.2%
Coherent Corp.	1.2%
Applied Industrial Technologies, Inc.	1.2%
Rocket Lab Corp.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

 Effective July 28, 2025, the Fund made the following changes: (i) Voya Investment Management (UK) Limited was appointed as sub-sub-adviser; (ii) the investment objective, principal investment strategies, including changes to the policy to invest, under normal circumstances, at least 80% of the value of its assets in investments in accordance with the investment focus that its name suggests, principal risks, and portfolio managers; and (iii) the Fund’s name was changed from "Voya Mid Cap Research Enhanced Index Fund" to "Voya MI Dynamic SMID Cap Fund."

C000022966
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class A
Trading Symbol	NMCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$125	1.20%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell MidCap® Growth Index.

↑ Top contributors to performance: Stock selection within the information technology, industrials, & energy sectors contributed.   An overweight allocation to the information technology and materials sectors also contributed.  On an individual stock level basis, key contributors were an overweight in Comfort Systems USA, Inc., positioning in MaxLinear, Inc., and an overweight in Monolithic Power Systems, Inc.

↓ Top detractors from performance: Stock selection in the health care, communication services & financials sectors detracted.   On an individual stock level basis, key detractors included not owning Quanta Services, Inc., as well as positioning in Rocket Lab Corp. and Tradeweb Markets Inc.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2016	$9,424	$10,000	$10,000	$10,000	$10,000
2017	$10,957	$11,627	$11,769	$11,668	$11,586
2018	$12,396	$13,154	$13,541	$13,817	$13,054
2019	$12,764	$13,544	$13,880	$14,766	$13,262
2020	$14,510	$15,398	$15,471	$17,281	$13,610
2021	$20,773	$22,043	$22,264	$23,810	$20,455
2022	$16,609	$17,625	$21,444	$19,355	$19,070
2023	$17,788	$18,875	$21,880	$20,468	$18,210
2024	$21,363	$22,669	$27,915	$24,952	$22,418
2025	$23,935	$25,399	$31,577	$30,750	$24,733
2026	$26,104	$27,700	$40,875	$33,173	$30,266

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	2.78%	3.44%	10.07%
Class A - Excluding Sales Charge	9.06%	4.67%	10.73%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell Midcap® Growth Index	7.88%	6.86%	12.74%
Russell Midcap® Index	22.37%	8.15%	11.71%

AssetsNet	$ 587,525,116
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 5,153,557
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$587,525,116 # of Portfolio Holdings83 Portfolio Turnover Rate81% Investment Advisory Fees Paid$5,153,557
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.2)%
Short-Term Investments	2.5%
Common Stock	99.7%

Sector Allocation

Table Summary
Value	Value
Industrials	25.7%
Information Technology	21.3%
Consumer Discretionary	17.8%
Health Care	12.4%
Financials	8.1%
Communication Services	3.9%
Energy	3.7%
Utilities	2.6%
Consumer Staples	1.7%
Real Estate	1.4%
Materials	1.1%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(2.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Vertiv Holdings Co. - Class A	4.8%
Cloudflare, Inc. - Class A	3.8%
Howmet Aerospace, Inc.	3.8%
Monolithic Power Systems, Inc.	3.8%
Hilton Worldwide Holdings, Inc.	3.6%
Comfort Systems USA, Inc.	3.4%
Royal Caribbean Cruises Ltd.	3.2%
Datadog, Inc. - Class A	2.8%
Vistra Corp.	2.6%
WW Grainger, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the Fund's expenses limits were reduced to 1.22%, 1.97%, 0.89%, 1.47% and 0.97% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

C000022968
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class C
Trading Symbol	NMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$203	1.95%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell MidCap® Growth Index.

↑ Top contributors to performance: Stock selection within the information technology, industrials, & energy sectors contributed.   An overweight allocation to the information technology and materials sectors also contributed.  On an individual stock level basis, key contributors were an overweight in Comfort Systems USA, Inc., positioning in MaxLinear, Inc., and an overweight in Monolithic Power Systems, Inc.

↓ Top detractors from performance: Stock selection in the health care, communication services & financials sectors detracted.   On an individual stock level basis, key detractors included not owning Quanta Services, Inc., as well as positioning in Rocket Lab Corp. and Tradeweb Markets Inc.

Line Graph [Table Text Block]
Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2016	$10,000	$10,000	$10,000	$10,000	$10,000
2017	$11,541	$11,541	$11,769	$11,668	$11,586
2018	$12,964	$12,964	$13,541	$13,817	$13,054
2019	$13,241	$13,241	$13,880	$14,766	$13,262
2020	$14,937	$14,937	$15,471	$17,281	$13,610
2021	$21,233	$21,233	$22,264	$23,810	$20,455
2022	$16,863	$16,863	$21,444	$19,355	$19,070
2023	$17,902	$17,902	$21,880	$20,468	$18,210
2024	$21,345	$21,345	$27,915	$24,952	$22,418
2025	$23,915	$23,915	$31,577	$30,750	$24,733
2026	$26,082	$26,082	$40,875	$33,173	$30,266

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	7.57%	3.87%	10.06%
Class C - Excluding Sales Charge	8.13%	3.87%	10.06%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell Midcap® Growth Index	7.88%	6.86%	12.74%
Russell Midcap® Index	22.37%	8.15%	11.71%

AssetsNet	$ 587,525,116
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 5,153,557
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$587,525,116 # of Portfolio Holdings83 Portfolio Turnover Rate81% Investment Advisory Fees Paid$5,153,557
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.2)%
Short-Term Investments	2.5%
Common Stock	99.7%

Sector Allocation

Table Summary
Value	Value
Industrials	25.7%
Information Technology	21.3%
Consumer Discretionary	17.8%
Health Care	12.4%
Financials	8.1%
Communication Services	3.9%
Energy	3.7%
Utilities	2.6%
Consumer Staples	1.7%
Real Estate	1.4%
Materials	1.1%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(2.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Vertiv Holdings Co. - Class A	4.8%
Cloudflare, Inc. - Class A	3.8%
Howmet Aerospace, Inc.	3.8%
Monolithic Power Systems, Inc.	3.8%
Hilton Worldwide Holdings, Inc.	3.6%
Comfort Systems USA, Inc.	3.4%
Royal Caribbean Cruises Ltd.	3.2%
Datadog, Inc. - Class A	2.8%
Vistra Corp.	2.6%
WW Grainger, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the Fund's expenses limits were reduced to 1.22%, 1.97%, 0.89%, 1.47% and 0.97% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

C000022969
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class I
Trading Symbol	NMCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell MidCap® Growth Index.

↑ Top contributors to performance: Stock selection within the information technology, industrials, & energy sectors contributed.   An overweight allocation to the information technology and materials sectors also contributed.  On an individual stock level basis, key contributors were an overweight in Comfort Systems USA, Inc., positioning in MaxLinear, Inc., and an overweight in Monolithic Power Systems, Inc.

↓ Top detractors from performance: Stock selection in the health care, communication services & financials sectors detracted.   On an individual stock level basis, key detractors included not owning Quanta Services, Inc., as well as positioning in Rocket Lab Corp. and Tradeweb Markets Inc.

Line Graph [Table Text Block]
Table Summary
	Class I	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$291,571	$294,225	$291,700	$289,650
2018	$330,754	$338,535	$345,431	$326,349
2019	$341,654	$346,999	$369,162	$331,538
2020	$389,525	$386,765	$432,031	$340,257
2021	$559,561	$556,593	$595,252	$511,372
2022	$448,960	$536,110	$483,880	$476,752
2023	$482,047	$546,994	$511,703	$455,251
2024	$580,744	$697,871	$623,809	$560,458
2025	$652,043	$789,420	$768,750	$618,314
2026	$713,341	$1,021,866	$829,321	$756,655

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	9.40%	4.98%	11.05%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell Midcap® Growth Index	7.88%	6.86%	12.74%
Russell Midcap® Index	22.37%	8.15%	11.71%

AssetsNet	$ 587,525,116
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 5,153,557
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$587,525,116 # of Portfolio Holdings83 Portfolio Turnover Rate81% Investment Advisory Fees Paid$5,153,557
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.2)%
Short-Term Investments	2.5%
Common Stock	99.7%

Sector Allocation

Table Summary
Value	Value
Industrials	25.7%
Information Technology	21.3%
Consumer Discretionary	17.8%
Health Care	12.4%
Financials	8.1%
Communication Services	3.9%
Energy	3.7%
Utilities	2.6%
Consumer Staples	1.7%
Real Estate	1.4%
Materials	1.1%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(2.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Vertiv Holdings Co. - Class A	4.8%
Cloudflare, Inc. - Class A	3.8%
Howmet Aerospace, Inc.	3.8%
Monolithic Power Systems, Inc.	3.8%
Hilton Worldwide Holdings, Inc.	3.6%
Comfort Systems USA, Inc.	3.4%
Royal Caribbean Cruises Ltd.	3.2%
Datadog, Inc. - Class A	2.8%
Vistra Corp.	2.6%
WW Grainger, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the Fund's expenses limits were reduced to 1.22%, 1.97%, 0.89%, 1.47% and 0.97% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

C000103065
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class R
Trading Symbol	IMORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$151	1.45%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell MidCap® Growth Index.

↑ Top contributors to performance: Stock selection within the information technology, industrials, & energy sectors contributed.   An overweight allocation to the information technology and materials sectors also contributed.  On an individual stock level basis, key contributors were an overweight in Comfort Systems USA, Inc., positioning in MaxLinear, Inc., and an overweight in Monolithic Power Systems, Inc.

↓ Top detractors from performance: Stock selection in the health care, communication services & financials sectors detracted.   On an individual stock level basis, key detractors included not owning Quanta Services, Inc., as well as positioning in Rocket Lab Corp. and Tradeweb Markets Inc.

Line Graph [Table Text Block]
Table Summary
	Class R	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$11,599	$11,769	$11,668	$11,586
2018	$13,089	$13,541	$13,817	$13,054
2019	$13,442	$13,880	$14,766	$13,262
2020	$15,240	$15,471	$17,281	$13,610
2021	$21,772	$22,264	$23,810	$20,455
2022	$17,367	$21,444	$19,355	$19,070
2023	$18,545	$21,880	$20,468	$18,210
2024	$22,225	$27,915	$24,952	$22,418
2025	$24,830	$31,577	$30,750	$24,733
2026	$27,026	$40,875	$33,173	$30,266

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R	8.85%	4.42%	10.45%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell Midcap® Growth Index	7.88%	6.86%	12.74%
Russell Midcap® Index	22.37%	8.15%	11.71%

AssetsNet	$ 587,525,116
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 5,153,557
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$587,525,116 # of Portfolio Holdings83 Portfolio Turnover Rate81% Investment Advisory Fees Paid$5,153,557
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.2)%
Short-Term Investments	2.5%
Common Stock	99.7%

Sector Allocation

Table Summary
Value	Value
Industrials	25.7%
Information Technology	21.3%
Consumer Discretionary	17.8%
Health Care	12.4%
Financials	8.1%
Communication Services	3.9%
Energy	3.7%
Utilities	2.6%
Consumer Staples	1.7%
Real Estate	1.4%
Materials	1.1%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(2.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Vertiv Holdings Co. - Class A	4.8%
Cloudflare, Inc. - Class A	3.8%
Howmet Aerospace, Inc.	3.8%
Monolithic Power Systems, Inc.	3.8%
Hilton Worldwide Holdings, Inc.	3.6%
Comfort Systems USA, Inc.	3.4%
Royal Caribbean Cruises Ltd.	3.2%
Datadog, Inc. - Class A	2.8%
Vistra Corp.	2.6%
WW Grainger, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the Fund's expenses limits were reduced to 1.22%, 1.97%, 0.89%, 1.47% and 0.97% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

C000122001
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class R6
Trading Symbol	IMOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell MidCap® Growth Index.

↑ Top contributors to performance: Stock selection within the information technology, industrials, & energy sectors contributed.   An overweight allocation to the information technology and materials sectors also contributed.  On an individual stock level basis, key contributors were an overweight in Comfort Systems USA, Inc., positioning in MaxLinear, Inc., and an overweight in Monolithic Power Systems, Inc.

↓ Top detractors from performance: Stock selection in the health care, communication services & financials sectors detracted.   On an individual stock level basis, key detractors included not owning Quanta Services, Inc., as well as positioning in Rocket Lab Corp. and Tradeweb Markets Inc.

Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,167,897	$1,176,900	$1,166,800	$1,158,600
2018	$1,325,978	$1,354,141	$1,381,725	$1,305,395
2019	$1,371,514	$1,387,995	$1,476,649	$1,326,150
2020	$1,565,006	$1,547,059	$1,728,122	$1,361,028
2021	$2,250,199	$2,226,372	$2,381,007	$2,045,489
2022	$1,806,778	$2,144,442	$1,935,521	$1,907,010
2023	$1,941,354	$2,187,974	$2,046,813	$1,821,003
2024	$2,341,044	$2,791,483	$2,495,237	$2,241,832
2025	$2,631,614	$3,157,678	$3,075,000	$2,473,256
2026	$2,879,827	$4,087,463	$3,317,286	$3,026,620

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	9.43%	5.06%	11.16%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell Midcap® Growth Index	7.88%	6.86%	12.74%
Russell Midcap® Index	22.37%	8.15%	11.71%

AssetsNet	$ 587,525,116
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 5,153,557
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$587,525,116 # of Portfolio Holdings83 Portfolio Turnover Rate81% Investment Advisory Fees Paid$5,153,557
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.2)%
Short-Term Investments	2.5%
Common Stock	99.7%

Sector Allocation

Table Summary
Value	Value
Industrials	25.7%
Information Technology	21.3%
Consumer Discretionary	17.8%
Health Care	12.4%
Financials	8.1%
Communication Services	3.9%
Energy	3.7%
Utilities	2.6%
Consumer Staples	1.7%
Real Estate	1.4%
Materials	1.1%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(2.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Vertiv Holdings Co. - Class A	4.8%
Cloudflare, Inc. - Class A	3.8%
Howmet Aerospace, Inc.	3.8%
Monolithic Power Systems, Inc.	3.8%
Hilton Worldwide Holdings, Inc.	3.6%
Comfort Systems USA, Inc.	3.4%
Royal Caribbean Cruises Ltd.	3.2%
Datadog, Inc. - Class A	2.8%
Vistra Corp.	2.6%
WW Grainger, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the Fund's expenses limits were reduced to 1.22%, 1.97%, 0.89%, 1.47% and 0.97% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

C000078998
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class W
Trading Symbol	IMOWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell MidCap® Growth Index.

↑ Top contributors to performance: Stock selection within the information technology, industrials, & energy sectors contributed.   An overweight allocation to the information technology and materials sectors also contributed.  On an individual stock level basis, key contributors were an overweight in Comfort Systems USA, Inc., positioning in MaxLinear, Inc., and an overweight in Monolithic Power Systems, Inc.

↓ Top detractors from performance: Stock selection in the health care, communication services & financials sectors detracted.   On an individual stock level basis, key detractors included not owning Quanta Services, Inc., as well as positioning in Rocket Lab Corp. and Tradeweb Markets Inc.

Line Graph [Table Text Block]
Table Summary
	Class W	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$11,656	$11,769	$11,668	$11,586
2018	$13,216	$13,541	$13,817	$13,054
2019	$13,647	$13,880	$14,766	$13,262
2020	$15,550	$15,471	$17,281	$13,610
2021	$22,316	$22,264	$23,810	$20,455
2022	$17,895	$21,444	$19,355	$19,070
2023	$19,188	$21,880	$20,468	$18,210
2024	$23,112	$27,915	$24,952	$22,418
2025	$25,959	$31,577	$30,750	$24,733
2026	$28,379	$40,875	$33,173	$30,266

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class W	9.33%	4.92%	10.99%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell Midcap® Growth Index	7.88%	6.86%	12.74%
Russell Midcap® Index	22.37%	8.15%	11.71%

AssetsNet	$ 587,525,116
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 5,153,557
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$587,525,116 # of Portfolio Holdings83 Portfolio Turnover Rate81% Investment Advisory Fees Paid$5,153,557
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.2)%
Short-Term Investments	2.5%
Common Stock	99.7%

Sector Allocation

Table Summary
Value	Value
Industrials	25.7%
Information Technology	21.3%
Consumer Discretionary	17.8%
Health Care	12.4%
Financials	8.1%
Communication Services	3.9%
Energy	3.7%
Utilities	2.6%
Consumer Staples	1.7%
Real Estate	1.4%
Materials	1.1%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(2.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Vertiv Holdings Co. - Class A	4.8%
Cloudflare, Inc. - Class A	3.8%
Howmet Aerospace, Inc.	3.8%
Monolithic Power Systems, Inc.	3.8%
Hilton Worldwide Holdings, Inc.	3.6%
Comfort Systems USA, Inc.	3.4%
Royal Caribbean Cruises Ltd.	3.2%
Datadog, Inc. - Class A	2.8%
Vistra Corp.	2.6%
WW Grainger, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the Fund's expenses limits were reduced to 1.22%, 1.97%, 0.89%, 1.47% and 0.97% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

C000105101
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Mid Cap Value Fund
Class Name	Class I
Trading Symbol	IMCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager Mid Cap Value Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$84	0.78%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell Midcap® Value Index.

↑ Top contributors to performance: Stock selection in the consumer staples sector was an area of strength during the period. Archer-Daniels Midland Co. & Casey’s General Stores Inc. were among the top individual contributors. Top contributors from other sectors included MKS Inc., BorgWarner Inc., Keysight Technologies Inc., Steel Dynamics, Inc. & Expedia Group, Inc. Lastly, an underweight allocation to the real estate sector contributed to relative returns.

↓ Top detractors from performance: By sector, relative returns were weakest in information technology. Top detractors included Checkpoint Software Technologies Ltd., Zebra Technologies Corp., and underexposure to index outperformers that were driven by strong artificial intelligence and cloud infrastructure demand, such as data storage companies Sandisk Corp. and Western Digital Corp. In terms of investment style effects, underexposure to stocks with high market sensitivity (beta) and price momentum (such as the Sandisk and Western Digital) detracted from relative returns.

Line Graph [Table Text Block]
Table Summary
	Class I	Russell 3000® Index	Russell Midcap® Value Index
2016	$250,000	$250,000	$250,000
2017	$284,160	$294,225	$288,175
2018	$320,842	$338,535	$312,151
2019	$295,920	$346,999	$305,627
2020	$276,004	$386,765	$284,508
2021	$431,500	$556,593	$445,569
2022	$420,955	$536,110	$445,301
2023	$387,698	$546,994	$403,042
2024	$475,236	$697,871	$498,435
2025	$486,356	$789,420	$528,473
2026	$562,529	$1,021,866	$672,296

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	15.66%	5.45%	8.45%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell Midcap® Value Index	27.21%	8.57%	10.40%

AssetsNet	$ 113,481,819
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 1,005,792
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$113,481,819 # of Portfolio Holdings343 Portfolio Turnover Rate105% Investment Advisory Fees Paid$1,005,792
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Short-Term Investments	2.1%
Exchange-Traded Funds	0.1%
Common Stock	96.4%

Sector Allocation

Table Summary
Value	Value
Industrials	21.0%
Consumer Discretionary	12.2%
Financials	10.8%
Information Technology	9.8%
Materials	8.8%
Health Care	7.8%
Utilities	6.8%
Consumer Staples	6.7%
Energy	6.0%
Real Estate	5.3%
Communication Services	1.2%
Exchange-Traded Funds	0.1%
Short-Term Investments	2.1%
Assets in Excess of Other Liabilities	1.4%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
US Foods Holding Corp.	1.8%
Labcorp Holdings, Inc.	1.7%
BorgWarner, Inc.	1.6%
Alliant Energy Corp.	1.4%
Microchip Technology, Inc.	1.4%
Packaging Corp. of America	1.3%
Archer-Daniels-Midland Co.	1.3%
Truist Financial Corp.	1.2%
CMS Energy Corp.	1.2%
Lincoln Electric Holdings, Inc.	1.2%

Material Fund Change [Text Block]
C000238235
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class A
Trading Symbol	VWYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$149	1.19%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top contributors were a result of positive stock selection in the information technology, communication services & financials sectors. Top individual contributors were owning non-benchmark positions in Lumentum Holdings, Inc., Tower Semiconductor Ltd., and Silicon Motion Technology Corp.

↓ Top detractors from performance: Most notably, stock selection within the industrials, health care, & real estate sectors were the largest detractors. Overall allocation was a modest contributor, but holding cash detracted from the performance. Top individual detractors included an underweight in Bloom Energy Corp. and Credo Technology Group Holding Ltd., as well as an overweight to Casella Waste Systems, Inc. Also, not owning benchmark holding in Sterling Infrastructure, Inc. detracted.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$9,425	$10,000	$10,000	$10,000
2023	$10,029	$10,641	$11,477	$10,828
2024	$12,834	$13,617	$14,643	$12,818
2025	$12,317	$13,068	$16,564	$13,261
2026	$18,434	$19,559	$21,441	$18,813

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception (10/7/2022)
Class A - Including Sales ChargeFootnote Reference*	41.05%	18.26%
Class A - Excluding Sales Charge	49.67%	20.20%
Russell 3000® Index	29.45%	23.20%
Russell 2000® Growth Index	41.87%	18.44%

AssetsNet	$ 2,114,572,691
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 13,257,041
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,114,572,691 # of Portfolio Holdings100 Portfolio Turnover Rate132% Investment Advisory Fees Paid$13,257,041
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	3.7%
Common Stock	96.4%

Sector Allocation

Table Summary
Value	Value
Industrials	25.2%
Information Technology	23.2%
Health Care	21.3%
Consumer Discretionary	8.2%
Financials	6.6%
Energy	3.9%
Materials	3.4%
Consumer Staples	2.9%
Real Estate	1.7%
Short-Term Investments	3.7%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Silicon Motion Technology Corp.	2.7%
Bloom Energy Corp. - Class A	2.5%
Standex International Corp.	2.2%
BrightSpring Health Services, Inc.	2.1%
Allegro MicroSystems, Inc.	1.8%
Casella Waste Systems, Inc. - Class A	1.7%
Five Below, Inc.	1.7%
Mercury Systems, Inc.	1.6%
Onto Innovation, Inc.	1.6%
Dycom Industries, Inc.	1.6%

Material Fund Change [Text Block]
C000238236
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class C
Trading Symbol	VWYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$241	1.94%

Expenses Paid, Amount	$ 241
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top contributors were a result of positive stock selection in the information technology, communication services & financials sectors. Top individual contributors were owning non-benchmark positions in Lumentum Holdings, Inc., Tower Semiconductor Ltd., and Silicon Motion Technology Corp.

↓ Top detractors from performance: Most notably, stock selection within the industrials, health care, & real estate sectors were the largest detractors. Overall allocation was a modest contributor, but holding cash detracted from the performance. Top individual detractors included an underweight in Bloom Energy Corp. and Credo Technology Group Holding Ltd., as well as an overweight to Casella Waste Systems, Inc. Also, not owning benchmark holding in Sterling Infrastructure, Inc. detracted.

Line Graph [Table Text Block]
Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$10,000	$10,000	$10,000	$10,000
2023	$10,591	$10,591	$11,477	$10,828
2024	$13,452	$13,452	$14,643	$12,818
2025	$12,812	$12,812	$16,564	$13,261
2026	$19,030	$19,030	$21,441	$18,813

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception (10/7/2022)
Class C - Including Sales ChargeFootnote Reference*	47.53%	19.30%
Class C - Excluding Sales Charge	48.53%	19.30%
Russell 3000® Index	29.45%	23.20%
Russell 2000® Growth Index	41.87%	18.44%

AssetsNet	$ 2,114,572,691
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 13,257,041
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,114,572,691 # of Portfolio Holdings100 Portfolio Turnover Rate132% Investment Advisory Fees Paid$13,257,041
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	3.7%
Common Stock	96.4%

Sector Allocation

Table Summary
Value	Value
Industrials	25.2%
Information Technology	23.2%
Health Care	21.3%
Consumer Discretionary	8.2%
Financials	6.6%
Energy	3.9%
Materials	3.4%
Consumer Staples	2.9%
Real Estate	1.7%
Short-Term Investments	3.7%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Silicon Motion Technology Corp.	2.7%
Bloom Energy Corp. - Class A	2.5%
Standex International Corp.	2.2%
BrightSpring Health Services, Inc.	2.1%
Allegro MicroSystems, Inc.	1.8%
Casella Waste Systems, Inc. - Class A	1.7%
Five Below, Inc.	1.7%
Mercury Systems, Inc.	1.6%
Onto Innovation, Inc.	1.6%
Dycom Industries, Inc.	1.6%

Material Fund Change [Text Block]
C000234687
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class I
Trading Symbol	TCMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$119	0.95%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top contributors were a result of positive stock selection in the information technology, communication services & financials sectors. Top individual contributors were owning non-benchmark positions in Lumentum Holdings, Inc., Tower Semiconductor Ltd., and Silicon Motion Technology Corp.

↓ Top detractors from performance: Most notably, stock selection within the industrials, health care, & real estate sectors were the largest detractors. Overall allocation was a modest contributor, but holding cash detracted from the performance. Top individual detractors included an underweight in Bloom Energy Corp. and Credo Technology Group Holding Ltd., as well as an overweight to Casella Waste Systems, Inc. Also, not owning benchmark holding in Sterling Infrastructure, Inc. detracted.

Line Graph [Table Text Block]
Table Summary
	Class I	Russell 3000® Index	Russell 2000® Growth Index
2016	$250,000	$250,000	$250,000
2017	$316,483	$294,225	$299,275
2018	$394,574	$338,535	$374,333
2019	$397,570	$346,999	$348,579
2020	$422,078	$386,765	$374,095
2021	$650,113	$556,593	$561,666
2022	$536,820	$536,110	$417,262
2023	$543,003	$546,994	$428,445
2024	$697,264	$697,871	$507,205
2025	$671,192	$789,420	$524,717
2026	$1,007,072	$1,021,866	$744,411

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class IFootnote Reference*	50.04%	9.15%	14.95%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2000® Growth Index	41.87%	5.80%	11.53%

AssetsNet	$ 2,114,572,691
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 13,257,041
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,114,572,691 # of Portfolio Holdings100 Portfolio Turnover Rate132% Investment Advisory Fees Paid$13,257,041
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	3.7%
Common Stock	96.4%

Sector Allocation

Table Summary
Value	Value
Industrials	25.2%
Information Technology	23.2%
Health Care	21.3%
Consumer Discretionary	8.2%
Financials	6.6%
Energy	3.9%
Materials	3.4%
Consumer Staples	2.9%
Real Estate	1.7%
Short-Term Investments	3.7%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Silicon Motion Technology Corp.	2.7%
Bloom Energy Corp. - Class A	2.5%
Standex International Corp.	2.2%
BrightSpring Health Services, Inc.	2.1%
Allegro MicroSystems, Inc.	1.8%
Casella Waste Systems, Inc. - Class A	1.7%
Five Below, Inc.	1.7%
Mercury Systems, Inc.	1.6%
Onto Innovation, Inc.	1.6%
Dycom Industries, Inc.	1.6%

Material Fund Change [Text Block]
C000238233
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class R
Trading Symbol	VWYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$179	1.44%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top contributors were a result of positive stock selection in the information technology, communication services & financials sectors. Top individual contributors were owning non-benchmark positions in Lumentum Holdings, Inc., Tower Semiconductor Ltd., and Silicon Motion Technology Corp.

↓ Top detractors from performance: Most notably, stock selection within the industrials, health care, & real estate sectors were the largest detractors. Overall allocation was a modest contributor, but holding cash detracted from the performance. Top individual detractors included an underweight in Bloom Energy Corp. and Credo Technology Group Holding Ltd., as well as an overweight to Casella Waste Systems, Inc. Also, not owning benchmark holding in Sterling Infrastructure, Inc. detracted.

Line Graph [Table Text Block]
Table Summary
	Class R	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$10,000	$10,000	$10,000
2023	$10,626	$11,477	$10,828
2024	$13,561	$14,643	$12,818
2025	$12,983	$16,564	$13,261
2026	$19,384	$21,441	$18,813

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception (10/7/2022)
Class R	49.30%	19.90%
Russell 3000® Index	29.45%	23.20%
Russell 2000® Growth Index	41.87%	18.44%

AssetsNet	$ 2,114,572,691
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 13,257,041
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,114,572,691 # of Portfolio Holdings100 Portfolio Turnover Rate132% Investment Advisory Fees Paid$13,257,041
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	3.7%
Common Stock	96.4%

Sector Allocation

Table Summary
Value	Value
Industrials	25.2%
Information Technology	23.2%
Health Care	21.3%
Consumer Discretionary	8.2%
Financials	6.6%
Energy	3.9%
Materials	3.4%
Consumer Staples	2.9%
Real Estate	1.7%
Short-Term Investments	3.7%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Silicon Motion Technology Corp.	2.7%
Bloom Energy Corp. - Class A	2.5%
Standex International Corp.	2.2%
BrightSpring Health Services, Inc.	2.1%
Allegro MicroSystems, Inc.	1.8%
Casella Waste Systems, Inc. - Class A	1.7%
Five Below, Inc.	1.7%
Mercury Systems, Inc.	1.6%
Onto Innovation, Inc.	1.6%
Dycom Industries, Inc.	1.6%

Material Fund Change [Text Block]
C000234688
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	VLNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$106	0.85%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top contributors were a result of positive stock selection in the information technology, communication services & financials sectors. Top individual contributors were owning non-benchmark positions in Lumentum Holdings, Inc., Tower Semiconductor Ltd., and Silicon Motion Technology Corp.

↓ Top detractors from performance: Most notably, stock selection within the industrials, health care, & real estate sectors were the largest detractors. Overall allocation was a modest contributor, but holding cash detracted from the performance. Top individual detractors included an underweight in Bloom Energy Corp. and Credo Technology Group Holding Ltd., as well as an overweight to Casella Waste Systems, Inc. Also, not owning benchmark holding in Sterling Infrastructure, Inc. detracted.

Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 3000® Index	Russell 2000® Growth Index
4/4/2022	$1,000,000	$1,000,000	$1,000,000
2022	$863,926	$899,109	$842,267
2023	$874,904	$917,360	$864,840
2024	$1,124,075	$1,170,396	$1,023,822
2025	$1,083,381	$1,323,932	$1,059,172
2026	$1,626,827	$1,713,766	$1,502,636

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception (4/4/2022)
Class R6	50.16%	12.42%
Russell 3000® Index	29.45%	13.81%
Russell 2000® Growth Index	41.87%	10.35%

AssetsNet	$ 2,114,572,691
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 13,257,041
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,114,572,691 # of Portfolio Holdings100 Portfolio Turnover Rate132% Investment Advisory Fees Paid$13,257,041
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	3.7%
Common Stock	96.4%

Sector Allocation

Table Summary
Value	Value
Industrials	25.2%
Information Technology	23.2%
Health Care	21.3%
Consumer Discretionary	8.2%
Financials	6.6%
Energy	3.9%
Materials	3.4%
Consumer Staples	2.9%
Real Estate	1.7%
Short-Term Investments	3.7%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Silicon Motion Technology Corp.	2.7%
Bloom Energy Corp. - Class A	2.5%
Standex International Corp.	2.2%
BrightSpring Health Services, Inc.	2.1%
Allegro MicroSystems, Inc.	1.8%
Casella Waste Systems, Inc. - Class A	1.7%
Five Below, Inc.	1.7%
Mercury Systems, Inc.	1.6%
Onto Innovation, Inc.	1.6%
Dycom Industries, Inc.	1.6%

Material Fund Change [Text Block]
C000238237
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class W
Trading Symbol	VWYKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$118	0.94%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top contributors were a result of positive stock selection in the information technology, communication services & financials sectors. Top individual contributors were owning non-benchmark positions in Lumentum Holdings, Inc., Tower Semiconductor Ltd., and Silicon Motion Technology Corp.

↓ Top detractors from performance: Most notably, stock selection within the industrials, health care, & real estate sectors were the largest detractors. Overall allocation was a modest contributor, but holding cash detracted from the performance. Top individual detractors included an underweight in Bloom Energy Corp. and Credo Technology Group Holding Ltd., as well as an overweight to Casella Waste Systems, Inc. Also, not owning benchmark holding in Sterling Infrastructure, Inc. detracted.

Line Graph [Table Text Block]
Table Summary
	Class W	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$10,000	$10,000	$10,000
2023	$10,660	$11,477	$10,828
2024	$13,673	$14,643	$12,818
2025	$13,156	$16,564	$13,261
2026	$19,739	$21,441	$18,813

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception (10/7/2022)
Class W	50.03%	20.50%
Russell 3000® Index	29.45%	23.20%
Russell 2000® Growth Index	41.87%	18.44%

AssetsNet	$ 2,114,572,691
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 13,257,041
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,114,572,691 # of Portfolio Holdings100 Portfolio Turnover Rate132% Investment Advisory Fees Paid$13,257,041
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	3.7%
Common Stock	96.4%

Sector Allocation

Table Summary
Value	Value
Industrials	25.2%
Information Technology	23.2%
Health Care	21.3%
Consumer Discretionary	8.2%
Financials	6.6%
Energy	3.9%
Materials	3.4%
Consumer Staples	2.9%
Real Estate	1.7%
Short-Term Investments	3.7%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Silicon Motion Technology Corp.	2.7%
Bloom Energy Corp. - Class A	2.5%
Standex International Corp.	2.2%
BrightSpring Health Services, Inc.	2.1%
Allegro MicroSystems, Inc.	1.8%
Casella Waste Systems, Inc. - Class A	1.7%
Five Below, Inc.	1.7%
Mercury Systems, Inc.	1.6%
Onto Innovation, Inc.	1.6%
Dycom Industries, Inc.	1.6%

Material Fund Change [Text Block]
C000215396
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic Small Cap Fund
Class Name	Class A
Trading Symbol	VYSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$133	1.17%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the financials, real estate & utilities sectors contributed.  At the individual stock level, key contributors included our positioning in Primoris Services Corp. & overweight positions in Travere Therapeutics, Inc. as well as Cohu, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, information technology, and communication services sectors detracted.  Key detractors included overweight positions in Box, Inc. and AvePoint, Inc., as well as our positioning in Vertex, Inc.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell 2000® Index
2016	$9,428	$10,000	$10,000	$10,000
2017	$11,148	$11,825	$11,769	$12,036
2018	$12,495	$13,253	$13,541	$14,535
2019	$11,157	$11,834	$13,880	$13,221
2020	$10,433	$11,066	$15,471	$12,766
2021	$16,486	$17,486	$22,264	$21,008
2022	$14,406	$15,281	$21,444	$17,453
2023	$13,587	$14,412	$21,880	$16,636
2024	$16,029	$17,002	$27,915	$19,983
2025	$16,707	$17,721	$31,577	$20,220
2026	$21,318	$22,612	$40,875	$28,931

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	20.25%	4.04%	7.86%
Class A - Excluding Sales Charge	27.60%	5.28%	8.50%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2000® Index	43.08%	6.61%	11.21%

AssetsNet	$ 186,189,360
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 1,115,146
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$186,189,360 # of Portfolio Holdings193 Portfolio Turnover Rate121% Investment Advisory Fees Paid$1,115,146
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	2.6%
Exchange-Traded Funds	1.1%
Common Stock	98.9%

Sector Allocation

Table Summary
Value	Value
Industrials	20.0%
Information Technology	18.5%
Financials	16.7%
Health Care	16.4%
Real Estate	6.2%
Materials	5.9%
Consumer Discretionary	4.8%
Utilities	4.3%
Communication Services	3.2%
Energy	1.9%
Exchange-Traded Funds	1.1%
Consumer Staples	1.0%
Short-Term Investments	2.6%
Liabilities in Excess of Other Assets	(2.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Bloom Energy Corp. - Class A	2.3%
CareTrust REIT, Inc.	2.1%
Mueller Water Products, Inc. - Class A	1.7%
Flowserve Corp.	1.5%
TTM Technologies, Inc.	1.4%
Progyny, Inc.	1.3%
Kohl's Corp.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Gates Industrial Corp. PLC	1.1%
iShares Russell 2000 ETF	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 30, 2025, the Fund’s name was changed from "Voya Small Company Fund" to "Voya MI Dynamic Small Cap Fund."

Updated Prospectus Phone Number	1-800-992-0180
C000215395
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic Small Cap Fund
Class Name	Class C
Trading Symbol	VYSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$218	1.92%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the financials, real estate & utilities sectors contributed.  At the individual stock level, key contributors included our positioning in Primoris Services Corp. & overweight positions in Travere Therapeutics, Inc. as well as Cohu, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, information technology, and communication services sectors detracted.  Key detractors included overweight positions in Box, Inc. and AvePoint, Inc., as well as our positioning in Vertex, Inc.

Line Graph [Table Text Block]
Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell 2000® Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$11,742	$11,742	$11,769	$12,036
2018	$13,059	$13,059	$13,541	$14,535
2019	$11,555	$11,555	$13,880	$13,221
2020	$10,730	$10,730	$15,471	$12,766
2021	$16,837	$16,837	$22,264	$21,008
2022	$14,583	$14,583	$21,444	$17,453
2023	$13,671	$13,671	$21,880	$16,636
2024	$15,988	$15,988	$27,915	$19,983
2025	$16,665	$16,665	$31,577	$20,220
2026	$21,264	$21,264	$40,875	$28,931

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	25.99%	4.51%	7.84%
Class C - Excluding Sales Charge	26.92%	4.51%	7.84%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2000® Index	43.08%	6.61%	11.21%

AssetsNet	$ 186,189,360
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 1,115,146
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$186,189,360 # of Portfolio Holdings193 Portfolio Turnover Rate121% Investment Advisory Fees Paid$1,115,146
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	2.6%
Exchange-Traded Funds	1.1%
Common Stock	98.9%

Sector Allocation

Table Summary
Value	Value
Industrials	20.0%
Information Technology	18.5%
Financials	16.7%
Health Care	16.4%
Real Estate	6.2%
Materials	5.9%
Consumer Discretionary	4.8%
Utilities	4.3%
Communication Services	3.2%
Energy	1.9%
Exchange-Traded Funds	1.1%
Consumer Staples	1.0%
Short-Term Investments	2.6%
Liabilities in Excess of Other Assets	(2.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Bloom Energy Corp. - Class A	2.3%
CareTrust REIT, Inc.	2.1%
Mueller Water Products, Inc. - Class A	1.7%
Flowserve Corp.	1.5%
TTM Technologies, Inc.	1.4%
Progyny, Inc.	1.3%
Kohl's Corp.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Gates Industrial Corp. PLC	1.1%
iShares Russell 2000 ETF	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 30, 2025, the Fund’s name was changed from "Voya Small Company Fund" to "Voya MI Dynamic Small Cap Fund."

Updated Prospectus Phone Number	1-800-992-0180
C000215394
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic Small Cap Fund
Class Name	Class I
Trading Symbol	VYSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$98	0.86%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the financials, real estate & utilities sectors contributed.  At the individual stock level, key contributors included our positioning in Primoris Services Corp. & overweight positions in Travere Therapeutics, Inc. as well as Cohu, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, information technology, and communication services sectors detracted.  Key detractors included overweight positions in Box, Inc. and AvePoint, Inc., as well as our positioning in Vertex, Inc.

Line Graph [Table Text Block]
Table Summary
	Class I	Russell 3000® Index	Russell 2000® Index
2016	$250,000	$250,000	$250,000
2017	$296,593	$294,225	$300,900
2018	$333,504	$338,535	$363,367
2019	$298,634	$346,999	$330,518
2020	$280,240	$386,765	$319,149
2021	$444,163	$556,593	$525,191
2022	$389,276	$536,110	$436,329
2023	$368,376	$546,994	$415,909
2024	$435,780	$697,871	$499,569
2025	$455,499	$789,420	$505,490
2026	$583,361	$1,021,866	$723,272

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	28.07%	5.60%	8.84%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2000® Index	43.08%	6.61%	11.21%

AssetsNet	$ 186,189,360
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 1,115,146
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$186,189,360 # of Portfolio Holdings193 Portfolio Turnover Rate121% Investment Advisory Fees Paid$1,115,146
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	2.6%
Exchange-Traded Funds	1.1%
Common Stock	98.9%

Sector Allocation

Table Summary
Value	Value
Industrials	20.0%
Information Technology	18.5%
Financials	16.7%
Health Care	16.4%
Real Estate	6.2%
Materials	5.9%
Consumer Discretionary	4.8%
Utilities	4.3%
Communication Services	3.2%
Energy	1.9%
Exchange-Traded Funds	1.1%
Consumer Staples	1.0%
Short-Term Investments	2.6%
Liabilities in Excess of Other Assets	(2.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Bloom Energy Corp. - Class A	2.3%
CareTrust REIT, Inc.	2.1%
Mueller Water Products, Inc. - Class A	1.7%
Flowserve Corp.	1.5%
TTM Technologies, Inc.	1.4%
Progyny, Inc.	1.3%
Kohl's Corp.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Gates Industrial Corp. PLC	1.1%
iShares Russell 2000 ETF	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 30, 2025, the Fund’s name was changed from "Voya Small Company Fund" to "Voya MI Dynamic Small Cap Fund."

Updated Prospectus Phone Number	1-800-992-0180
C000215391
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic Small Cap Fund
Class Name	Class R
Trading Symbol	VYSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$161	1.42%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the financials, real estate & utilities sectors contributed.  At the individual stock level, key contributors included our positioning in Primoris Services Corp. & overweight positions in Travere Therapeutics, Inc. as well as Cohu, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, information technology, and communication services sectors detracted.  Key detractors included overweight positions in Box, Inc. and AvePoint, Inc., as well as our positioning in Vertex, Inc.

Line Graph [Table Text Block]
Table Summary
	Class R	Russell 3000® Index	Russell 2000® Index
10/4/2016	$10,000	$10,000	$10,000
2017	$11,211	$11,231	$11,099
2018	$12,537	$12,922	$13,403
2019	$11,264	$13,245	$12,192
2020	$10,611	$14,763	$11,772
2021	$16,716	$21,245	$19,372
2022	$14,571	$20,464	$16,094
2023	$13,708	$20,879	$15,341
2024	$16,140	$26,638	$18,427
2025	$16,784	$30,132	$18,646
2026	$21,362	$39,005	$26,679

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception (10/4/2016)
Class R	27.28%	5.03%	8.18%
Russell 3000® Index	29.45%	12.92%	15.26%
Russell 2000® Index	43.08%	6.61%	10.75%

AssetsNet	$ 186,189,360
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 1,115,146
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$186,189,360 # of Portfolio Holdings193 Portfolio Turnover Rate121% Investment Advisory Fees Paid$1,115,146
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	2.6%
Exchange-Traded Funds	1.1%
Common Stock	98.9%

Sector Allocation

Table Summary
Value	Value
Industrials	20.0%
Information Technology	18.5%
Financials	16.7%
Health Care	16.4%
Real Estate	6.2%
Materials	5.9%
Consumer Discretionary	4.8%
Utilities	4.3%
Communication Services	3.2%
Energy	1.9%
Exchange-Traded Funds	1.1%
Consumer Staples	1.0%
Short-Term Investments	2.6%
Liabilities in Excess of Other Assets	(2.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Bloom Energy Corp. - Class A	2.3%
CareTrust REIT, Inc.	2.1%
Mueller Water Products, Inc. - Class A	1.7%
Flowserve Corp.	1.5%
TTM Technologies, Inc.	1.4%
Progyny, Inc.	1.3%
Kohl's Corp.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Gates Industrial Corp. PLC	1.1%
iShares Russell 2000 ETF	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 30, 2025, the Fund’s name was changed from "Voya Small Company Fund" to "Voya MI Dynamic Small Cap Fund."

Updated Prospectus Phone Number	1-800-992-0180
C000215397
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic Small Cap Fund
Class Name	Class R6
Trading Symbol	VYSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$98	0.86%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the financials, real estate & utilities sectors contributed.  At the individual stock level, key contributors included our positioning in Primoris Services Corp. & overweight positions in Travere Therapeutics, Inc. as well as Cohu, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, information technology, and communication services sectors detracted.  Key detractors included overweight positions in Box, Inc. and AvePoint, Inc., as well as our positioning in Vertex, Inc.

Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 3000® Index	Russell 2000® Index
2016	$1,000,000	$1,000,000	$1,000,000
2017	$1,187,685	$1,176,900	$1,203,600
2018	$1,336,309	$1,354,141	$1,453,467
2019	$1,197,363	$1,387,995	$1,322,074
2020	$1,124,170	$1,547,059	$1,276,595
2021	$1,781,998	$2,226,372	$2,100,764
2022	$1,562,444	$2,144,442	$1,745,315
2023	$1,478,377	$2,187,974	$1,663,634
2024	$1,750,187	$2,791,483	$1,998,274
2025	$1,831,186	$3,157,678	$2,021,962
2026	$2,344,198	$4,087,463	$2,893,089

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	28.02%	5.64%	8.89%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2000® Index	43.08%	6.61%	11.21%

AssetsNet	$ 186,189,360
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 1,115,146
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$186,189,360 # of Portfolio Holdings193 Portfolio Turnover Rate121% Investment Advisory Fees Paid$1,115,146
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	2.6%
Exchange-Traded Funds	1.1%
Common Stock	98.9%

Sector Allocation

Table Summary
Value	Value
Industrials	20.0%
Information Technology	18.5%
Financials	16.7%
Health Care	16.4%
Real Estate	6.2%
Materials	5.9%
Consumer Discretionary	4.8%
Utilities	4.3%
Communication Services	3.2%
Energy	1.9%
Exchange-Traded Funds	1.1%
Consumer Staples	1.0%
Short-Term Investments	2.6%
Liabilities in Excess of Other Assets	(2.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Bloom Energy Corp. - Class A	2.3%
CareTrust REIT, Inc.	2.1%
Mueller Water Products, Inc. - Class A	1.7%
Flowserve Corp.	1.5%
TTM Technologies, Inc.	1.4%
Progyny, Inc.	1.3%
Kohl's Corp.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Gates Industrial Corp. PLC	1.1%
iShares Russell 2000 ETF	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 30, 2025, the Fund’s name was changed from "Voya Small Company Fund" to "Voya MI Dynamic Small Cap Fund."

Updated Prospectus Phone Number	1-800-992-0180
C000215390
Shareholder Report [Line Items]
Fund Name	Voya MI Dynamic Small Cap Fund
Class Name	Class W
Trading Symbol	VYSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to May 31, 2026.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$105	0.92%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the financials, real estate & utilities sectors contributed.  At the individual stock level, key contributors included our positioning in Primoris Services Corp. & overweight positions in Travere Therapeutics, Inc. as well as Cohu, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, information technology, and communication services sectors detracted.  Key detractors included overweight positions in Box, Inc. and AvePoint, Inc., as well as our positioning in Vertex, Inc.

Line Graph [Table Text Block]
Table Summary
	Class W	Russell 3000® Index	Russell 2000® Index
2016	$10,000	$10,000	$10,000
2017	$11,863	$11,769	$12,036
2018	$13,325	$13,541	$14,535
2019	$11,930	$13,880	$13,221
2020	$11,191	$15,471	$12,766
2021	$17,722	$22,264	$21,008
2022	$15,519	$21,444	$17,453
2023	$14,679	$21,880	$16,636
2024	$17,348	$27,915	$19,983
2025	$18,134	$31,577	$20,220
2026	$23,196	$40,875	$28,931

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class W	27.92%	5.53%	8.78%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2000® Index	43.08%	6.61%	11.21%

AssetsNet	$ 186,189,360
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 1,115,146
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$186,189,360 # of Portfolio Holdings193 Portfolio Turnover Rate121% Investment Advisory Fees Paid$1,115,146
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	2.6%
Exchange-Traded Funds	1.1%
Common Stock	98.9%

Sector Allocation

Table Summary
Value	Value
Industrials	20.0%
Information Technology	18.5%
Financials	16.7%
Health Care	16.4%
Real Estate	6.2%
Materials	5.9%
Consumer Discretionary	4.8%
Utilities	4.3%
Communication Services	3.2%
Energy	1.9%
Exchange-Traded Funds	1.1%
Consumer Staples	1.0%
Short-Term Investments	2.6%
Liabilities in Excess of Other Assets	(2.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Bloom Energy Corp. - Class A	2.3%
CareTrust REIT, Inc.	2.1%
Mueller Water Products, Inc. - Class A	1.7%
Flowserve Corp.	1.5%
TTM Technologies, Inc.	1.4%
Progyny, Inc.	1.3%
Kohl's Corp.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Gates Industrial Corp. PLC	1.1%
iShares Russell 2000 ETF	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 30, 2025, the Fund’s name was changed from "Voya Small Company Fund" to "Voya MI Dynamic Small Cap Fund."

Updated Prospectus Phone Number	1-800-992-0180
C000267073
Shareholder Report [Line Items]
Fund Name	Voya VACS Series LCC Fund
Class Name	VACS Series
Trading Symbol	VVLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Series LCC Fund for the period of January 14, 2026 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS SeriesFootnote Reference*	$6	0.15%
Footnote	Description
Footnote*	Expenses are for the period from January 14, 2026, commencement of operations, to May 31, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

Since inception from January 14, 2026 through May 31, 2026, the Fund underperformed the Russell 1000® Index..

↑ Top contributors to performance:  Stock selection in financials, information technology & consumer discretionary contributed to performance, while a slight overweight to energy was also beneficial. At the individual stock level, an overweight positions in Micron Technology, Inc., our position in Sandisk Corp., and an overweight to Chevron Corp. were the biggest contributors..

↓ Top detractors from performance: Stock selection in health care, consumer staples & industrials detracted from performance. Allocation effect also weighed on performance, driven primarily by an overweight to health care & the underweight in industrials, as well as information technology. Key individual detractors included positions in Intel Corp., Advanced Micro Devices, Inc. & Humana Inc.

Line Graph [Table Text Block]
Table Summary
	VACS Series without Sales Charge	Russell 3000® Index	Russell 1000® Index
1/14/2026	$10,000	$10,000	$10,000
2026	$10,750	$10,940	$10,934

Average Annual Return [Table Text Block]
Table Summary
Fund	Since Inception (1/14/2026)
VACS Series	7.50%
Russell 3000® Index	9.34%
Russell 1000® Index	9.40%

AssetsNet	$ 3,317,975
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,317,975 # of Portfolio Holdings101 Portfolio Turnover Rate36% Investment Advisory Fees PaidN/A
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.4%
Exchange-Traded Funds	0.5%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Information Technology	35.3%
Financials	10.3%
Consumer Discretionary	9.9%
Communication Services	9.6%
Industrials	9.4%
Health Care	8.7%
Consumer Staples	5.2%
Materials	3.0%
Energy	3.0%
Utilities	2.5%
Real Estate	2.2%
Investment In Other Mutual Funds-Internal	0.5%
Assets in Excess of Other Liabilities	0.4%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	6.9%
NVIDIA Corp.	6.0%
Apple, Inc.	5.2%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	4.0%
Microsoft Corp.	3.9%
Micron Technology, Inc.	2.9%
JPMorgan Chase & Co.	1.9%
Cisco Systems, Inc.	1.6%
Coca-Cola Co.	1.5%

Material Fund Change [Text Block]
C000242977
Shareholder Report [Line Items]
Fund Name	Voya VACS Series MCV Fund
Class Name	VACS Series
Trading Symbol	VVJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Series MCV Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell Midcap® Value Index.

↑ Top contributors to performance: Stock selection in the consumer staples sector was an area of strength during the period. Archer-Daniels Midland Co. and Casey’s General Stores, Inc. were among the top individual contributors. Top contributors from other sectors included MKS Inc., BorgWarner Inc., Keysight Technologies Inc., Steel Dynamics, Inc., and Expedia Group, Inc. Lastly, an underweight allocation to the real estate sector contributed to relative returns.

↓ Top detractors from performance: By sector, relative returns were weakest in information technology. Top detractors included Checkpoint Software, Zebra Technologies Corp., and underexposure to index outperformers that were driven by strong artificial intelligence and cloud infrastructure demand, such as data storage companies Sandisk Corp. and Western Digital Corp. In terms of investment style effects, underexposure to stocks with high market sensitivity (beta) and price momentum (such as the Sandisk and Western Digital) detracted from relative returns.

Line Graph [Table Text Block]
Table Summary
	VACS Series	Russell 3000® Index	Russell Midcap® Value Index
3/24/2023	$10,000	$10,000	$10,000
2023	$9,930	$10,522	$10,047
2024	$12,198	$13,424	$12,425
2025	$12,562	$15,185	$13,174
2026	$14,619	$19,656	$16,759

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception (3/24/2023)
VACS Series	16.37%	12.66%
Russell 3000® Index	29.45%	23.63%
Russell Midcap® Value Index	27.21%	17.53%

AssetsNet	$ 121,030,159
Holdings Count | Holding	344
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$121,030,159 # of Portfolio Holdings344 Portfolio Turnover Rate118% Investment Advisory Fees PaidN/A
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Short-Term Investments	3.2%
Exchange-Traded Funds	0.3%
Common Stock	95.1%

Sector Allocation

Table Summary
Value	Value
Industrials	20.7%
Consumer Discretionary	12.1%
Financials	10.7%
Information Technology	9.6%
Materials	8.7%
Health Care	7.7%
Utilities	6.7%
Consumer Staples	6.6%
Energy	5.9%
Real Estate	5.2%
Communication Services	1.2%
Exchange-Traded Funds	0.3%
Short-Term Investments	3.2%
Assets in Excess of Other Liabilities	1.4%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
US Foods Holding Corp.	1.7%
Labcorp Holdings, Inc.	1.7%
BorgWarner, Inc.	1.6%
Alliant Energy Corp.	1.4%
Microchip Technology, Inc.	1.3%
Packaging Corp. of America	1.3%
Archer-Daniels-Midland Co.	1.3%
Truist Financial Corp.	1.2%
CMS Energy Corp.	1.2%
Lincoln Electric Holdings, Inc.	1.2%

Material Fund Change [Text Block]